TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VA-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	MFS Massachusetts Investors Growth Stock Portfolio(1)

TIAA-CREF Life Core Bond(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Growth Equity(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Growth & Income(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(4)

TIAA-CREF Life International Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Large-Cap Value(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Money Market(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

TIAA-CREF Life Real Estate Securities(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PVC Equity Income Account—Class 1(1)

TIAA-CREF Life Stock Index(1)	PVC MidCap Account—Class 1(1)

Calamos Growth and Income Portfolio(1)	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	Prudential Series Fund—Natural Resources Portfolio—Class II(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	Prudential Series Fund—Value Portfolio– Class II(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

Delaware VIP Diversified Income Series—Standard Class(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

Delaware VIP International Series—Standard Class(2)	T. Rowe Price Health Sciences Portfolio I(1)

Delaware VIP International Value Equity Series—Standard Class(3)	T. Rowe Price Limited-Term Bond Portfolio(1)

Delaware VIP Small Cap Value Series—Standard Class(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA Equity Allocation Portfolio(1)	Vanguard VIF Balanced Portfolio(5)

DFA VA Global Bond Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA Global Moderate Allocation Portfolio(1)	Vanguard VIF Conservative Allocation Portfolio(6)

DFA VA International Small Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA International Value Portfolio(1)	Vanguard VIF Global Bond Index Portfolio(7)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF International Portfolio(8)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Moderate Allocation Portfolio(9)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF Real Estate Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Vanguard VIF Total International Stock Market Index Portfolio(10)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	Vanguard VIF Total Stock Market Index Portfolio(7)

John Hancock Emerging Markets Value Trust(1)	VY Clarion Global Real Estate Portfolio—Class I(1)

Matson Money Fixed Income VI Portfolio(1)	Wanger International(1)

Matson Money International Equity VI Portfolio(1)	Wanger Select(1)

Matson Money U.S. Equity VI Portfolio(1)	Wanger USA(1)

MFS Global Equity Series—Initial Class(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

MFS Growth Series—Initial Class(1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and December 31, 2019.
(2)	Statement of operations and statement of changes in net assets for the period December 11, 2020 (commencement of operations) through December 31, 2020.
(3)

Statement of operations for the period January 1, 2020 through December 11, 2020 and statement of changes in net assets for the period January 1, 2020 through December 11, 2020 and the year ended December 31, 2019.

(4)

Statement of operations for the year ended December 31, 2020 and the statement of changes in net assets for the year ended December 31, 2020 and the period April 30, 2019 (commencement of operations) through December 31, 2019.

(5)	Statement of operations and statement of changes in net assets for the period June 3, 2020 (commencement date) through December 31, 2020.
(6)	Statement of operations and statement of changes in net assets for the period May 13, 2020 (commencement date) through December 31, 2020.
(7)	Statement of operations and statement of changes in net assets for the period May 12, 2020 (commencement date) through December 31, 2020.
(8)	Statement of operations and statement of changes in net assets for the period May 27, 2020 (commencement date) through December 31, 2020.
(9)	Statement of operations and statement of changes in net assets for the period May 14, 2020 (commencement date) through December 31, 2020.
(10)	Statement of operations and statement of changes in net assets for the period May 15, 2020 (commencement date) through December 31, 2020.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 23, 2021

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VA-1 since 2005.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-3

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$69,519,201	$174,474,524	$139,006,250	$156,821,649	$97,293,940

Total assets	$69,519,201	$174,474,524	$139,006,250	$156,821,649	$97,293,940

NET ASSETS

Accumulation fund	$69,519,201	$174,474,524	$126,910,740	$138,282,293	$92,389,195

Annuity fund	—	—	12,095,510	18,539,356	4,904,745

Net assets	$69,519,201	$174,474,524	$139,006,250	$156,821,649	$97,293,940

Investments, at cost	$59,676,246	$164,325,178	$93,747,519	$120,069,022	$78,672,985

Shares held in corresponding Funds	5,123,007	15,718,426	6,353,119	7,328,114	10,552,488

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$78.49	$98.15	$38.43

Lifetime Variable Select Annuity	—	46.75	78.54	98.10	38.43

Intelligent Variable Annuity

Band 1	39.91	47.36	79.55	99.40	38.92

Band 2	40.32	48.30	81.13	101.37	39.69

Band 3	40.60	48.93	82.19	102.70	40.21

Band 4	41.02	49.90	83.82	104.73	41.00

Band 5	39.64	46.75	78.52	98.11	38.41

Band 6	40.05	47.67	80.07	100.05	39.17

Band 7	40.32	48.30	81.13	101.37	39.69

Band 8	40.74	49.26	82.73	103.37	40.47

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,282,354	$4,801,514	$361,862	$1,736,828	$1,312,295

Expenses

Administrative expenses	62,758	196,389	188,969	231,903	121,194

Mortality and expense risk charges	135,523	367,595	360,470	456,961	230,769

Guaranteed minimum death benefits	30,640	50,855	11,910	14,558	13,863

Total expenses	228,921	614,839	561,349	703,422	365,826

Net investment income (loss)	1,053,433	4,186,675	(199,487)	1,033,406	946,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,071,831	3,144,690	10,112,763	5,796,751	(160,255)

Capital gain distributions	1,622,487	—	8,201,059	5,968,154	—

Net realized gain (loss)	4,694,318	3,144,690	18,313,822	11,764,905	(160,255)

Net change in unrealized appreciation (depreciation) on investments	2,552,267	4,346,047	23,798,094	12,827,570	12,036,700

Net realized and unrealized gain (loss) on investments	7,246,585	7,490,737	42,111,916	24,592,475	11,876,445

Net increase (decrease) in net assets from operations	$8,300,018	$11,677,412	$41,912,429	$25,625,881	$12,822,914

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$62,754,463	$94,660,686	$73,530,831	$54,249,463	$78,412,578

Total assets	$62,754,463	$94,660,686	$73,530,831	$54,249,463	$78,412,578

NET ASSETS

Accumulation fund	$57,504,006	$94,660,686	$67,915,127	$49,733,882	$72,010,633

Annuity fund	5,250,457	—	5,615,704	4,515,581	6,401,945

Net assets	$62,754,463	$94,660,686	$73,530,831	$54,249,463	$78,412,578

Investments, at cost	$57,392,725	$94,660,686	$69,569,631	$49,862,255	$63,284,602

Shares held in corresponding Funds	4,128,583	94,660,686	5,060,622	3,844,753	4,199,924

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$103.31	$—	$131.59	$140.04	$93.32

Lifetime Variable Select Annuity	103.33	11.43	131.68	140.12	93.67

Intelligent Variable Annuity

Band 1	104.64	11.59	133.31	141.85	94.50

Band 2	106.71	11.82	135.95	144.66	96.37

Band 3	108.11	11.98	137.73	146.56	97.64

Band 4	110.25	12.21	140.46	149.46	99.57

Band 5	103.28	11.44	131.58	140.01	93.27

Band 6	105.32	11.67	134.18	142.78	95.12

Band 7	106.71	11.82	135.95	144.66	96.37

Band 8	108.82	12.05	138.64	147.52	98.28

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,103,038	$354,093	$1,622,078	$359,533	$1,040,687

Expenses

Administrative expenses	89,176	109,795	122,831	72,104	107,430

Mortality and expense risk charges	171,114	200,001	239,431	139,134	214,562

Guaranteed minimum death benefits	9,891	33,685	4,740	4,079	8,906

Total expenses	270,181	343,481	367,002	215,317	330,898

Net investment income (loss)	832,857	10,612	1,255,076	144,216	709,789

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(1,677,402)	—	1,728,551	(3,151,331)	3,091,344

Capital gain distributions	—	—	3,908,745	1,620,251	4,056,989

Net realized gain (loss)	(1,677,402)	—	5,637,296	(1,531,080)	7,148,333

Net change in unrealized appreciation (depreciation) on investments	1,950,049	—	(6,742,803)	7,321,116	5,037,312

Net realized and unrealized gain (loss) on investments	272,647	—	(1,105,507)	5,790,036	12,185,645

Net increase (decrease) in net assets from operations	$1,105,504	$10,612	$149,569	$5,934,252	$12,895,434

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-5

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio-Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$559,790,415	$4,419,760	$34,894,653	$6,049,080	$211,407

Total assets	$559,790,415	$4,419,760	$34,894,653	$6,049,080	$211,407

NET ASSETS

Accumulation fund	$509,316,879	$4,419,760	$34,894,653	$6,049,080	$211,407

Annuity fund	50,473,536	—	—	—	—

Net assets	$559,790,415	$4,419,760	$34,894,653	$6,049,080	$211,407

Investments, at cost	$352,425,872	$3,469,129	$31,131,600	$4,834,593	$194,641

Shares held in corresponding Funds	16,896,783	214,864	1,161,606	165,275	62,547

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$116.51	$—	$—	$—	$—

Lifetime Variable Select Annuity	116.46	—	—	—	—

Intelligent Variable Annuity

Band 1	118.01	37.44	52.17	69.60	16.04

Band 2	120.34	38.18	53.20	70.97	16.21

Band 3	121.93	—	53.90	71.91	16.33

Band 4	124.34	39.44	54.97	73.33	16.50

Band 5	116.48	36.95	51.49	68.69	15.92

Band 6	118.78	37.68	52.51	70.05	—

Band 7	120.34	38.18	53.20	70.97	—

Band 8	122.72	38.93	54.25	72.38	—

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio-Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$8,120,901	$19,512	$245,856	$—	$6,425

Expenses

Administrative expenses	743,982	4,018	29,786	4,464	143

Mortality and expense risk charges	1,462,610	2,812	68,342	9,253	325

Guaranteed minimum death benefits	84,435	1,495	14,339	1,797	15

Total expenses	2,291,027	8,325	112,467	15,514	483

Net investment income (loss)	5,829,874	11,187	133,389	(15,514)	5,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	38,533,548	200,385	(9,634)	(14,708)	(29,868)

Capital gain distributions	2,137,122	23,357	2,892,002	396,087	—

Net realized gain (loss)	40,670,670	223,742	2,882,368	381,379	(29,868)

Net change in unrealized appreciation (depreciation) on investments	47,490,916	595,216	2,128,206	1,262,493	25,386

Net realized and unrealized gain (loss) on investments	88,161,586	818,958	5,010,574	1,643,872	(4,482)

Net increase (decrease) in net assets from operations	$93,991,460	$830,145	$5,143,963	$1,628,358	$1,460

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Series— Standard Class Sub-Account‡	Delaware VIP International Value Equity Series— Standard Class Sub-Account†	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$68,493,809	$47,082,898	$—	$31,825,852	$30,275,497

Total assets	$68,493,809	$47,082,898	$—	$31,825,852	$30,275,497

NET ASSETS

Accumulation fund	$68,493,809	$47,082,898	$—	$31,825,852	$30,275,497

Net assets	$68,493,809	$47,082,898	$—	$31,825,852	$30,275,497

Investments, at cost	$63,198,983	$46,257,210	$—	$30,051,844	$24,996,657

Shares held in corresponding Funds	5,925,070	2,457,354	—	931,670	2,346,938

UNIT VALUE

Intelligent Variable Annuity

Band 1	$19.23	$17.66	$—	$75.35	$34.38

Band 2	19.61	18.01	—	76.84	34.56

Band 3	19.87	18.25	—	77.85	34.68

Band 4	20.26	18.61	—	79.39	34.86

Band 5	18.98	17.43	—	74.37	34.26

Band 6	19.35	17.78	—	75.84	34.44

Band 7	19.61	18.01	—	76.84	34.56

Band 8	20.00	18.37	—	78.36	—

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Series— Standard Class Sub-Account‡	Delaware VIP International Value Equity Series— Standard Class Sub-Account†	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,821,659	$—	$1,202,499	$339,642	$470,967

Expenses

Administrative expenses	66,602	2,562	39,379	25,424	26,852

Mortality and expense risk charges	133,915	5,459	88,434	55,233	48,196

Guaranteed minimum death benefits	27,188	1,113	17,066	10,458	7,836

Total expenses	227,705	9,134	144,879	91,115	82,884

Net investment income (loss)	1,593,954	(9,134)	1,057,620	248,527	388,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,618,402	11,076	829,465	(2,193,588)	535,202

Capital gain distributions	—	—	2,348,493	1,473,423	71,411

Net realized gain (loss)	1,618,402	11,076	3,177,958	(720,165)	606,613

Net change in unrealized appreciation (depreciation) on investments	3,318,244	825,688	(2,223,048)	793,061	2,495,778

Net realized and unrealized gain (loss) on investments	4,936,646	836,764	954,910	72,896	3,102,391

Net increase (decrease) in net assets from operations	$6,530,600	$827,630	$2,012,530	$321,423	$3,490,474

†	Delaware VIP International Value Equity Series-Standard Class merged operations with Delaware VIP International Series—Standard Class on December 11, 2020.
‡	For the period December 11, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

ASSETS

Investments, at value	$62,593,972	$40,254,123	$50,232,151	$92,346,023	$80,902,309

Total assets	$62,593,972	$40,254,123	$50,232,151	$92,346,023	$80,902,309

NET ASSETS

Accumulation fund	$62,593,972	$40,254,123	$50,232,151	$92,346,023	$80,902,309

Net assets	$62,593,972	$40,254,123	$50,232,151	$92,346,023	$80,902,309

Investments, at cost	$62,541,668	$35,462,036	$45,322,659	$87,419,210	$81,283,930

Shares held in corresponding Funds	5,888,426	2,778,062	3,802,585	7,839,221	7,931,599

UNIT VALUE

Intelligent Variable Annuity

Band 1	$28.64	$38.27	$47.87	$35.41	$25.81

Band 2	29.01	38.68	48.49	35.88	26.15

Band 3	29.26	38.96	48.92	36.19	26.37

Band 4	29.65	39.38	49.56	36.66	26.72

Band 5	28.39	38.00	47.46	35.11	25.58

Band 6	28.76	38.41	48.08	35.57	25.92

Band 7	29.01	38.68	48.49	35.88	26.15

Band 8	29.39	39.10	49.13	36.35	26.49

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$16,704	$415,847	$922,469	$2,001,119	$486,564

Expenses

Administrative expenses	59,868	36,359	42,150	77,022	76,353

Mortality and expense risk charges	111,969	72,823	91,572	160,003	160,174

Guaranteed minimum death benefits	18,087	17,575	16,043	28,307	29,259

Total expenses	189,924	126,757	149,765	265,332	265,786

Net investment income (loss)	(173,220)	289,090	772,704	1,735,787	220,778

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(289,515)	833,889	(1,781,168)	(4,918,225)	38,114

Capital gain distributions	—	449,740	812,522	—	—

Net realized gain (loss)	(289,515)	1,283,629	(968,646)	(4,918,225)	38,114

Net change in unrealized appreciation (depreciation) on investments	1,130,757	2,580,541	4,925,330	4,243,007	(86,160)

Net realized and unrealized gain (loss) on investments	841,242	3,864,170	3,956,684	(675,218)	(48,046)

Net increase (decrease) in net assets from operations	$668,022	$4,153,260	$4,729,388	$1,060,569	$172,732

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account

ASSETS

Investments, at value	$58,723,968	$35,672,280	$9,198,428	$2,004,985	$16,919,028

Total assets	$58,723,968	$35,672,280	$9,198,428	$2,004,985	$16,919,028

NET ASSETS

Accumulation fund	$58,723,968	$35,672,280	$9,198,428	$2,004,985	$16,919,028

Net assets	$58,723,968	$35,672,280	$9,198,428	$2,004,985	$16,919,028

Investments, at cost	$54,456,187	$30,752,254	$9,038,296	$2,148,315	$13,067,317

Shares held in corresponding Funds	2,214,328	1,937,658	587,759	118,428	626,863

UNIT VALUE

Intelligent Variable Annuity

Band 1	$59.76	$55.45	$32.80	$34.24	$88.76

Band 2	60.54	56.18	33.45	34.92	90.51

Band 3	61.06	56.66	33.89	35.38	91.71

Band 4	61.86	57.41	34.56	36.08	93.52

Band 5	59.24	54.97	32.37	33.80	87.61

Band 6	60.02	55.69	33.01	34.46	89.34

Band 7	60.54	56.18	33.45	—	90.51

Band 8	61.33	56.91	34.11	35.61	92.31

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$1,184,195	$533,795	$506,442	$55,645	$—

Expenses

Administrative expenses	50,636	28,632	8,687	1,882	12,424

Mortality and expense risk charges	109,336	58,180	13,006	2,019	22,688

Guaranteed minimum death benefits	18,569	10,149	3,961	1,037	4,677

Total expenses	178,541	96,961	25,654	4,938	39,789

Net investment income (loss)	1,005,654	436,834	480,788	50,707	(39,789)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(1,882,247)	(4,351,358)	(460,167)	(157,215)	820,881

Capital gain distributions	—	—	6,833	69,733	1,386,351

Net realized gain (loss)	(1,882,247)	(4,351,358)	(453,334)	(87,482)	2,207,232

Net change in unrealized appreciation (depreciation) on investments	961,623	6,012,555	(141,695)	(100,301)	3,566,254

Net realized and unrealized gain (loss) on investments	(920,624)	1,661,197	(595,029)	(187,783)	5,773,486

Net increase (decrease) in net assets from operations	$85,030	$2,098,031	$(114,241)	$(137,076)	$5,733,697

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

ASSETS

Investments, at value	$17,101,376	$1,942,220	$8,484,345	$44,380,417	$27,235,345

Total assets	$17,101,376	$1,942,220	$8,484,345	$44,380,417	$27,235,345

NET ASSETS

Accumulation fund	$17,101,376	$1,942,220	$8,484,345	$44,380,417	$27,235,345

Net assets	$17,101,376	$1,942,220	$8,484,345	$44,380,417	$27,235,345

Investments, at cost	$13,178,853	$1,536,598	$7,919,732	$40,378,954	$26,678,213

Shares held in corresponding Funds	300,024	50,830	528,949	4,594,246	1,063,050

UNIT VALUE

Intelligent Variable Annuity

Band 1	$162.41	$72.33	$38.42	$31.10	$26.62

Band 2	165.62	73.76	39.18	31.38	26.89

Band 3	167.80	74.73	39.70	31.57	27.08

Band 4	171.12	76.21	40.48	31.86	—

Band 5	160.30	71.39	37.92	30.91	26.44

Band 6	163.47	72.80	38.67	31.19	26.71

Band 7	165.62	—	39.18	31.38	26.89

Band 8	168.90	75.22	39.96	31.67	27.17

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$36,294	$21,752	$93,677	$948,299	$175,401

Expenses

Administrative expenses	13,680	1,579	7,653	36,470	26,705

Mortality and expense risk charges	21,131	1,059	12,375	82,887	65,002

Guaranteed minimum death benefits	3,953	302	2,723	16,568	9,860

Total expenses	38,764	2,940	22,751	135,925	101,567

Net investment income (loss)	(2,470)	18,812	70,926	812,374	73,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,011,627	52,419	(548,011)	(1,867,896)	224,940

Capital gain distributions	939,326	—	150,589	—	—

Net realized gain (loss)	1,950,953	52,419	(397,422)	(1,867,896)	224,940

Net change in unrealized appreciation (depreciation) on investments	2,746,181	200,735	172,953	3,565,679	429,603

Net realized and unrealized gain (loss) on investments	4,697,134	253,154	(224,469)	1,697,783	654,543

Net increase (decrease) in net assets from operations	$4,694,664	$271,966	$(153,543)	$2,510,157	$728,377

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account

ASSETS

Investments, at value	$18,731,593	$25,507,698	$5,620,552	$1,127,831	$9,206,990

Total assets	$18,731,593	$25,507,698	$5,620,552	$1,127,831	$9,206,990

NET ASSETS

Accumulation fund	$18,731,593	$25,507,698	$5,620,552	$1,127,831	$9,206,990

Net assets	$18,731,593	$25,507,698	$5,620,552	$1,127,831	$9,206,990

Investments, at cost	$16,488,462	$22,267,868	$4,912,244	$887,620	$7,957,497

Shares held in corresponding Funds	768,949	868,791	228,757	15,280	367,398

UNIT VALUE

Intelligent Variable Annuity

Band 1	$28.69	$38.57	$39.09	$109.98	$44.10

Band 2	28.99	38.97	39.86	112.16	44.98

Band 3	29.19	39.24	40.39	113.63	45.57

Band 4	29.49	—	41.19	115.88	46.47

Band 5	28.49	38.31	38.58	108.55	43.53

Band 6	28.79	38.71	39.35	110.70	44.39

Band 7	28.99	38.97	39.86	112.16	44.98

Band 8	—	—	40.65	114.38	45.87

	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$262,438	$241,754	$56,370	$—	$35,572

Expenses

Administrative expenses	16,737	22,761	4,727	969	8,234

Mortality and expense risk charges	41,493	56,241	7,745	1,437	15,132

Guaranteed minimum death benefits	5,515	7,609	1,631	226	4,089

Total expenses	63,745	86,611	14,103	2,632	27,455

Net investment income (loss)	198,693	155,143	42,267	(2,632)	8,117

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(2,347,289)	(2,514,485)	129,841	136,477	417,093

Capital gain distributions	130,612	781,401	186,294	62,926	753,501

Net realized gain (loss)	(2,216,677)	(1,733,084)	316,135	199,403	1,170,594

Net change in unrealized appreciation (depreciation) on investments	2,602,131	3,198,952	308,396	77,376	465,443

Net realized and unrealized gain (loss) on investments	385,454	1,465,868	624,531	276,779	1,636,037

Net increase (decrease) in net assets from operations	$584,147	$1,621,011	$666,798	$274,147	$1,644,154

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio- Institutional Class Sub-Account

ASSETS

Investments, at value	$3,304,082	$44,092,684	$2,365,453	$6,208,397	$1,579,140

Total assets	$3,304,082	$44,092,684	$2,365,453	$6,208,397	$1,579,140

NET ASSETS

Accumulation fund	$3,304,082	$44,092,684	$2,365,453	$6,208,397	$1,579,140

Net assets	$3,304,082	$44,092,684	$2,365,453	$6,208,397	$1,579,140

Investments, at cost	$3,061,288	$43,458,446	$1,950,103	$5,888,471	$1,520,548

Shares held in corresponding Funds	93,521	2,863,161	77,076	554,321	261,881

UNIT VALUE

Intelligent Variable Annuity

Band 1	$73.60	$30.74	$46.05	$21.24	$16.90

Band 2	75.06	31.35	46.96	21.66	17.08

Band 3	76.05	31.76	47.58	21.94	17.21

Band 4	77.55	32.39	48.52	22.38	17.39

Band 5	72.65	30.34	45.45	20.96	16.78

Band 6	74.08	30.94	46.35	21.38	16.96

Band 7	75.06	31.35	46.96	21.66	17.08

Band 8	76.54	31.97	47.89	22.09	17.27

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio- Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$71,094	$449,061	$12,396	$232,196	$88,237

Expenses

Administrative expenses	3,036	35,174	2,063	4,359	1,438

Mortality and expense risk charges	5,129	81,235	3,372	7,828	2,960

Guaranteed minimum death benefits	1,531	16,323	638	1,150	461

Total expenses	9,696	132,732	6,073	13,337	4,859

Net investment income (loss)	61,398	316,329	6,323	218,859	83,378

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	73,984	(3,552,674)	(54,782)	(28,499)	(145,057)

Capital gain distributions	74,134	—	85,145	—	—

Net realized gain (loss)	148,118	(3,552,674)	30,363	(28,499)	(145,057)

Net change in unrealized appreciation (depreciation) on investments	(94,200)	3,668,497	337,724	134,614	134,009

Net realized and unrealized gain (loss) on investments	53,918	115,823	368,087	106,115	(11,048)

Net increase (decrease) in net assets from operations	$115,316	$432,152	$374,410	$324,974	$72,330

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account

ASSETS

Investments, at value	$40,718,798	$5,551,823	$108,155,993	$97,392,911	$8,281,959

Total assets	$40,718,798	$5,551,823	$108,155,993	$97,392,911	$8,281,959

NET ASSETS

Accumulation fund	$40,718,798	$5,551,823	$108,155,993	$97,392,911	$8,281,959

Net assets	$40,718,798	$5,551,823	$108,155,993	$97,392,911	$8,281,959

Investments, at cost	$38,390,911	$5,177,095	$97,575,133	$85,050,953	$7,414,765

Shares held in corresponding Funds	3,029,672	455,441	$7,769,827	3,412,506	130,035

UNIT VALUE

Intelligent Variable Annuity

Band 1	$34.62	$20.76	$20.53	$50.10	$69.92

Band 2	35.00	21.17	20.93	51.09	71.31

Band 3	35.25	21.44	21.21	51.76	72.25

Band 4	35.63	21.87	21.63	52.79	73.68

Band 5	34.38	20.49	20.26	49.45	69.02

Band 6	34.75	20.89	20.66	50.43	70.38

Band 7	35.00	21.17	20.93	51.09	71.31

Band 8	35.37	21.59	21.35	52.10	72.72

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$1,791,751	$128,290	$1,646,332	$1,704,476	$51,869

Expenses

Administrative expenses	37,860	4,975	104,866	84,533	7,211

Mortality and expense risk charges	86,495	6,797	224,286	177,028	12,514

Guaranteed minimum death benefits	16,469	941	43,416	35,766	2,470

Total expenses	140,824	12,713	372,568	297,327	22,195

Net investment income (loss)	1,650,927	115,577	1,273,764	1,407,149	29,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(105,070)	(139,545)	2,024,267	1,781,453	103,415

Capital gain distributions	—	—	—	2,485,763	691,664

Net realized gain (loss)	(105,070)	(139,545)	2,024,267	4,267,216	795,079

Net change in unrealized appreciation (depreciation) on investments	846,289	512,191	8,021,035	175,339	456,631

Net realized and unrealized gain (loss) on investments	741,219	372,646	10,045,302	4,442,555	1,251,710

Net increase (decrease) in net assets from operations	$2,392,146	$488,223	11,319,066	$5,849,704	$1,281,384

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$26,158,677	$1,992,579	$8,057,522	$661,884	$7,122,124

Total assets	$26,158,677	$1,992,579	$8,057,522	$661,884	$7,122,124

NET ASSETS

Accumulation fund	$26,158,677	$1,992,579	$8,057,522	$661,884	$7,122,124

Net assets	$26,158,677	$1,992,579	$8,057,522	$661,884	$7,122,124

Investments, at cost	$18,155,852	$1,676,333	$6,951,546	$552,993	$6,915,934

Shares held in corresponding Funds	554,562	76,024	221,604	55,574	961,150

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.45	$40.63	$49.99	$26.76	$19.95

Band 2	54.51	41.44	50.98	27.29	20.34

Band 3	55.22	41.98	51.65	27.65	20.61

Band 4	56.32	42.81	52.67	28.19	21.02

Band 5	52.75	40.10	49.34	26.41	19.69

Band 6	53.80	40.90	50.31	26.93	20.08

Band 7	54.51	41.44	50.98	27.29	20.34

Band 8	55.58	42.26	51.99	27.83	20.74

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$64,854

Expenses

Administrative expenses	22,133	1,474	7,077	459	5,949

Mortality and expense risk charges	40,948	1,954	7,085	596	8,928

Guaranteed minimum death benefits	7,620	418	2,702	204	2,080

Total expenses	70,701	3,846	16,864	1,259	16,957

Net investment income (loss)	(70,701)	(3,846)	(16,864)	(1,259)	47,897

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,969,748	(152,286)	700,000	(19,418)	(1,007,918)

Capital gain distributions	—	—	—	7,775	118,020

Net realized gain (loss)	2,969,748	(152,286)	700,000	(11,643)	(889,898)

Net change in unrealized appreciation (depreciation) on investments	3,258,797	394,123	(393,955)	123,672	495,539

Net realized and unrealized gain (loss) on investments	6,228,545	241,837	306,045	112,029	(394,359)

Net increase (decrease) in net assets from operations	$6,157,844	$237,991	$289,181	$110,770	$(346,462)

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account[c]	Vanguard VIF Capital Growth Portfolio Sub-Account

ASSETS

Investments, at value	$7,676,584	$52,806,090	$20,469,412	$741,873	$14,529,034

Total assets	$7,676,584	$52,806,090	$20,469,412	$741,873	$14,529,034

NET ASSETS

Accumulation fund	$7,676,584	$52,806,090	$20,469,412	$741,873	$14,529,034

Net assets	$7,676,584	$52,806,090	$20,469,412	$741,873	$14,529,034

Investments, at cost	$6,603,098	$51,214,736	$16,374,832	$694,259	$11,856,534

Shares held in corresponding Funds	125,763	10,561,217	1,745,048	28,889	321,368

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.23	$27.80	$21.51	$30.07	$52.64

Band 2	53.71	28.17	21.93	30.10	53.12

Band 3	54.04	28.42	22.22	—	53.45

Band 4	54.53	28.79	22.66	30.15	53.93

Band 5	52.91	27.55	21.23	—	52.33

Band 6	53.39	27.92	21.65	30.08	52.80

Band 7	53.71	28.17	21.93	30.10	53.12

Band 8	54.20	28.62	22.37	—	53.61

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account[c]	Vanguard VIF Capital Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$—	$996,612	$712,551	$—	$198,632

Expenses

Administrative expenses	5,329	50,626	16,226	219	13,282

Mortality and expense risk charges	10,566	114,139	33,846	552	23,747

Guaranteed minimum death benefits	2,529	23,798	5,836	46	1,804

Total expenses	18,424	188,563	55,908	817	38,833

Net investment income (loss)	(18,424)	808,049	656,643	(817)	159,799

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	267,882	80,716	1,017,845	1,642	446,478

Capital gain distributions	381,214	—	419,702	—	422,905

Net realized gain (loss)	649,096	80,716	1,437,547	1,642	869,383

Net change in unrealized appreciation (depreciation) on investments	685,487	1,187,228	995,323	47,614	1,060,240

Net realized and unrealized gain (loss) on investments	1,334,583	1,267,944	2,432,870	49,256	1,929,623

Net increase (decrease) in net assets from operations	$1,316,159	$2,075,993	$3,089,513	$48,439	$2,089,422

[c]	For the period June 3, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	Vanguard VIF Conservative Allocation Portfolio Sub-Account[d]	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account[e]	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account[f]

ASSETS

Investments, at value	$843,016	$134,496,678	$1,238,274	$50,273,375	$2,059,387

Total assets	$843,016	$134,496,678	$1,238,274	$50,273,375	$2,059,387

NET ASSETS

Accumulation fund	$843,016	$134,496,678	$1,238,274	$50,273,375	$2,059,387

Net assets	$843,016	$134,496,678	$1,238,274	$50,273,375	$2,059,387

Investments, at cost	$803,914	$100,467,358	$1,212,475	$47,788,647	$1,773,869

Shares held in corresponding Funds	29,684	2,501,798	55,280	6,191,302	47,266

UNIT VALUE

Intelligent Variable Annuity

Band 1	$28.94	$50.95	$25.54	$34.45	$43.20

Band 2	28.97	51.42	25.57	34.77	43.24

Band 3	28.99	51.73	25.59	34.98	43.27

Band 4	29.02	52.20	25.61	35.30	43.32

Band 5	28.92	50.64	—	34.25	43.17

Band 6	—	51.11	25.55	34.56	43.22

Band 7	—	51.42	25.57	34.77	43.24

Band 8	—	51.89	—	35.09	43.29

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	Vanguard VIF Conservative Allocation Portfolio Sub-Account[d]	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account[e]	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account[f]

INVESTMENT INCOME

Dividends	$—	$1,863,515	$—	$2,620,278	$—

Expenses

Administrative expenses	246	113,006	613	46,903	470

Mortality and expense risk charges	459	166,613	988	105,104	779

Guaranteed minimum death benefits	38	22,533	3	19,627	90

Total expenses	743	302,152	1,604	171,634	1,339

Net investment income (loss)	(743)	1,561,363	(1,604)	2,448,644	(1,339)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	8,226	2,993,198	77	(1,001,980)	44,552

Capital gain distributions	—	2,186,117	—	—	—

Net realized gain (loss)	8,226	5,179,315	77	(1,001,980)	44,552

Net change in unrealized appreciation (depreciation) on investments	39,102	13,828,465	25,799	553,462	285,518

Net realized and unrealized gain (loss) on investments	47,328	19,007,780	25,876	(448,518)	330,070

Net increase (decrease) in net assets from operations	$46,585	$20,569,143	$24,272	$2,000,126	$328,731

d	For the period May 13, 2020 (commencement of operations) to December 31, 2020.
e	For the period May 12, 2020 (commencement of operations) to December 31, 2020.
f	For the period May 27, 2020 (commencement of operations) to December 31, 2020.

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account[g]	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$82,556,136	$1,470,108	$28,403,572	$24,568,049	$242,374,539

Total assets	$82,556,136	$1,470,108	$28,403,572	$24,568,049	$242,374,539

LIABILITIES

Amounts due to TIAA	$—	$1,441	$—	$—	$—

Total liabilities	$—	$1,441	$—	$—	$—

NET ASSETS

Accumulation fund	$82,556,136	$1,468,667	$28,403,572	$24,568,049	$242,374,539

Net assets	$82,556,136	$1,468,667	$28,403,572	$24,568,049	$242,374,539

Investments, at cost	$67,728,540	$1,335,244	$27,167,145	$19,480,521	$229,284,252

Shares held in corresponding Funds	3,203,575	45,304	2,285,082	1,003,187	18,920,729

UNIT VALUE

Intelligent Variable Annuity

Band 1	$45.89	$30.73	$33.19	$51.17	$30.08

Band 2	46.31	30.76	33.49	51.64	30.36

Band 3	46.59	30.78	33.70	51.95	30.54

Band 4	47.01	30.81	34.00	52.42	30.82

Band 5	45.61	30.71	32.99	50.86	29.90

Band 6	46.03	30.74	33.29	51.32	30.17

Band 7	46.31	30.76	33.49	51.64	30.36

Band 8	46.73	—	33.80	52.11	30.63

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account[g]	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,010,137	$—	$643,097	$125,121	$5,073,610

Expenses

Administrative expenses	69,012	514	25,850	19,131	215,217

Mortality and expense risk charges	146,766	752	53,999	38,090	452,525

Guaranteed minimum death benefits	27,637	299	9,053	6,876	85,621

Total expenses	243,415	1,565	88,902	64,097	753,363

Net investment income (loss)	766,722	(1,565)	554,195	61,024	4,320,247

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(1,148,528)	21,237	(875,545)	(1,756,254)	4,584,991

Capital gain distributions	3,782,139	—	404,407	1,808,141	—

Net realized gain (loss)	2,633,611	21,237	(471,138)	51,887	4,584,991

Net change in unrealized appreciation (depreciation) on investments	9,822,709	134,864	(1,288,140)	4,375,628	5,377,013

Net realized and unrealized gain (loss) on investments	12,456,320	156,101	(1,759,278)	4,427,515	9,962,004

Net increase (decrease) in net assets from operations	$13,223,042	$154,536	$(1,205,083)	$4,488,539	$14,282,251

g	For the period May 14, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2020

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account[h]	Vanguard VIF Total Stock Market Index Portfolio Sub-Account[i]	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account

ASSETS

Investments, at value	$3,295,339	$4,317,134	$8,023,939	$14,877,857	$2,529,402

Total assets	$3,295,339	$4,317,134	$8,023,939	$14,877,857	$2,529,402

NET ASSETS

Accumulation fund	$3,295,339	$4,317,134	$8,023,939	$14,877,857	$2,529,402

Net assets	$3,295,339	$4,317,134	$8,023,939	$14,877,857	$2,529,402

Investments, at cost	$2,855,765	$3,843,416	$8,301,190	$12,978,711	$2,133,086

Shares held in corresponding Funds	143,400	88,903	760,563	530,783	123,869

UNIT VALUE

Intelligent Variable Annuity

Band 1	$34.64	$34.61	$44.56	$81.82	$78.76

Band 2	34.67	34.64	45.28	83.44	80.32

Band 3	34.70	34.67	45.77	84.53	81.38

Band 4	34.73	34.70	46.51	86.21	82.99

Band 5	—	34.59	44.09	80.75	77.74

Band 6	34.65	34.62	44.80	82.35	79.28

Band 7	34.67	34.64	45.28	83.44	80.32

Band 8	34.71	—	46.01	85.09	81.91

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2020

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account[h]	Vanguard VIF Total Stock Market Index Portfolio Sub-Account[i]	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$424,823	$252,458	$17,524

Expenses

Administrative expenses	1,309	1,491	7,194	12,410	2,217

Mortality and expense risk charges	2,328	2,984	15,606	25,815	4,262

Guaranteed minimum death benefits	268	327	2,659	4,719	944

Total expenses	3,905	4,802	25,459	42,944	7,423

Net investment income (loss)	(3,905)	(4,802)	399,364	209,514	10,101

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	145,054	177,620	(447,381)	(698,091)	(195,721)

Capital gain distributions	—	—	592,183	450,577	260,077

Net realized gain (loss)	145,054	177,620	144,802	(247,514)	64,356

Net change in unrealized appreciation (depreciation) on investments	439,574	473,718	(995,093)	1,926,325	408,955

Net realized and unrealized gain (loss) on investments	584,628	651,338	(850,291)	1,678,811	473,311

Net increase (decrease) in net assets from operations	$580,723	$646,536	$(450,927)	$1,888,325	$483,412

h	For the period May 15, 2020 (commencement of operations) to December 31, 2020.
i	For the period May 12, 2020 (commencement of operations) to December 31, 2020.

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

concluded

	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$3,510,123	$14,827,693

Total assets	$3,510,123	$14,827,693

NET ASSETS

Accumulation fund	$3,510,123	$14,827,693

Net assets	$3,510,123	$14,827,693

Investments, at cost	$3,031,176	$14,178,276

Shares held in corresponding Funds	142,514	1,995,652

UNIT VALUE

Intelligent Variable Annuity

Band 1	$126.52	$20.03

Band 2	129.03	20.43

Band 3	130.72	20.70

Band 4	133.31	21.11

Band 5	124.88	19.77

Band 6	127.35	20.16

Band 7	129.03	20.43

Band 8	131.58	20.83

	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$—	$565,128

Expenses

Administrative expenses	2,415	13,919

Mortality and expense risk charges	3,431	27,740

Guaranteed minimum death benefits	777	5,594

Total expenses	6,623	47,253

Net investment income (loss)	(6,623)	517,875

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(57,479)	(173,575)

Capital gain distributions	254,517	—

Net realized gain (loss)	197,038	(173,575)

Net change in unrealized appreciation (depreciation) on investments	371,919	561,714

Net realized and unrealized gain (loss) on investments	568,957	388,139

Net increase (decrease) in net assets from operations	$562,334	$906,014

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-19

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$1,053,433	$1,062,847	$4,186,675	$4,067,156

Net realized gain (loss)	4,694,318	2,357,877	3,144,690	819,923

Net change in unrealized appreciation (depreciation) on investments	2,552,267	6,567,674	4,346,047	8,904,925

Net increase (decrease) in net assets from operations	8,300,018	9,988,398	11,677,412	13,792,004

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	834,187	2,088,733	5,822,274	3,714,632

Net contractowner transfers	877,966	888,676	189,130	(2,465,914)

Withdrawals and death benefits (b)	(5,915,241)	(1,452,754)	(5,414,437)	(8,132,419)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,203,088)	1,524,655	596,967	(6,883,701)

Net increase (decrease) in net assets	4,096,930	11,513,053	12,274,379	6,908,303

NET ASSETS

Beginning of period	65,422,271	53,909,218	162,200,145	155,291,842

End of period	$69,519,201	$65,422,271	$174,474,524	$162,200,145

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,847,578	1,803,598	3,623,226	3,791,209

Units purchased	23,084	62,423	126,444	86,140

Units sold/transferred	(145,842)	(18,443)	(133,244)	(254,123)

End of period	1,724,820	1,847,578	3,616,426	3,623,226

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(199,487)	$(110,527)	$1,033,406	$643,366

Net realized gain (loss)	18,313,822	16,992,888	11,764,905	14,258,324

Net change in unrealized appreciation (depreciation) on investments	23,798,094	7,494,338	12,827,570	18,370,898

Net increase (decrease) in net assets from operations	41,912,429	24,376,699	25,625,881	33,272,588

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,576,553	4,600,847	2,475,574	7,282,421

Net contractowner transfers	7,773,343	(4,854,218)	(1,918,011)	(1,576,071)

Annuity payments	(1,506,205)	(1,160,182)	(2,503,908)	(2,636,126)

Withdrawals and death benefits (b)	(7,030,231)	(9,549,923)	(9,524,044)	(9,092,761)

Net increase (decrease) in net assets resulting from contractowner transactions	813,460	(10,963,476)	(11,470,389)	(6,022,537)

Net increase (decrease) in net assets	42,725,889	13,413,223	14,155,492	27,250,051

NET ASSETS

Beginning of period	96,280,361	82,867,138	142,666,157	115,416,106

End of period	$139,006,250	$96,280,361	$156,821,649	$142,666,157

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,605,455	1,829,633	1,531,052	1,617,415

Units purchased	24,469	53,883	30,080	62,880

Units sold/transferred	(36,065)	(278,061)	(168,934)	(149,243)

End of period	1,593,859	1,605,455	1,392,198	1,531,052

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$946,469	$1,242,021	$832,857	$766,359

Net realized gain (loss)	(160,255)	5,856,913	(1,677,402)	3,867,996

Net change in unrealized appreciation (depreciation) on investments	12,036,700	8,482,341	1,950,049	10,039,899

Net increase (decrease) in net assets from operations	12,822,914	15,581,275	1,105,504	14,674,254

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,117,018	5,701,972	554,806	1,760,106

Net contractowner transfers	(193,914)	1,017,137	257,700	(442,795)

Annuity payments	(654,757)	(596,189)	(758,695)	(745,863)

Withdrawals and death benefits (b)	(4,274,091)	(5,374,361)	(3,075,242)	(4,993,859)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,005,744)	748,559	(3,021,431)	(4,422,411)

Net increase (decrease) in net assets	11,817,170	16,329,834	(1,915,927)	10,251,843

NET ASSETS

Beginning of period	85,476,770	69,146,936	64,670,390	54,418,547

End of period	$97,293,940	$85,476,770	$62,754,463	$64,670,390

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,399,024	2,391,887	601,251	650,927

Units purchased	126,952	159,904	6,037	12,243

Units sold/transferred	(170,821)	(152,767)	(59,860)	(61,919)

End of period	2,355,155	2,399,024	547,428	601,251

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$10,612	$1,358,947	$1,255,076	$1,046,033

Net realized gain (loss)	—	—	5,637,296	3,908,432

Net change in unrealized appreciation (depreciation) on investments	—	—	(6,742,803)	13,887,872

Net increase (decrease) in net assets from operations	10,612	1,358,947	149,569	18,842,337

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	37,011,076	67,667,078	1,326,934	3,509,526

Net contractowner transfers	(4,529,935)	(43,029,665)	(1,227,400)	605,757

Annuity payments	—	—	(735,139)	(681,701)

Withdrawals and death benefits (b)	(23,098,342)	(21,947,494)	(4,885,239)	(6,108,555)

Net increase (decrease) in net assets resulting from contractowner transactions	9,382,799	2,689,919	(5,520,844)	(2,674,973)

Net increase (decrease) in net assets	9,393,411	4,048,866	(5,371,275)	16,167,364

NET ASSETS

Beginning of period	85,267,275	81,218,409	78,902,106	62,734,742

End of period	$94,660,686	$85,267,275	$73,530,831	$78,902,106

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,230,642	7,020,667	555,684	587,417

Units purchased	3,185,996	5,889,078	10,897	16,538

Units sold/transferred	(2,409,728)	(5,679,103)	(56,736)	(48,271)

End of period	8,006,910	7,230,642	509,844	555,684

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$144,216	$16,964	$709,789	$645,840

Net realized gain (loss)	(1,531,080)	6,574,275	7,148,333	10,009,133

Net change in unrealized appreciation (depreciation) on investments	7,321,116	2,935,224	5,037,312	5,560,374

Net increase (decrease) in net assets from operations	5,934,252	9,526,463	12,895,434	16,215,347

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,011,178	2,050,201	532,534	1,620,990

Net contractowner transfers	1,892,839	(1,404,195)	1,299,558	(405,911)

Annuity payments	(684,974)	(626,301)	(706,139)	(571,500)

Withdrawals and death benefits (b)	(2,201,362)	(3,730,566)	(3,768,108)	(2,302,888)

Net increase (decrease) in net assets resulting from contractowner transactions	17,681	(3,710,861)	(2,642,155)	(1,659,309)

Net increase (decrease) in net assets	5,951,933	5,815,602	10,253,279	14,556,038

NET ASSETS

Beginning of period	48,297,530	42,481,928	68,159,299	53,603,261

End of period	$54,249,463	$48,297,530	$78,412,578	$68,159,299

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	355,428	388,157	814,960	834,895

Units purchased	9,376	12,306	6,394	19,750

Units sold/transferred	(14,857)	(45,035)	(61,428)	(39,685)

End of period	349,947	355,428	759,926	814,960

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$5,829,874	$5,222,907	$11,187	$53,463

Net realized gain (loss)	40,670,670	31,625,789	223,742	225,965

Net change in unrealized appreciation (depreciation) on investments	47,490,916	76,543,866	595,216	611,483

Net increase (decrease) in net assets from operations	93,991,460	113,392,562	830,145	890,911

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	18,994,470	39,884,815	17,404	58,348

Net contractowner transfers	(9,234,739)	8,603,902	(331,784)	(422,346)

Annuity payments	(5,285,685)	(4,764,513)	—	—

Withdrawals and death benefits (b)	(30,536,489)	(37,187,555)	(92,006)	(87,283)

Net increase (decrease) in net assets resulting from contractowner transactions	(26,062,443)	6,536,649	(406,386)	(451,281)

Net increase (decrease) in net assets	67,929,017	119,929,211	423,759	439,630

NET ASSETS

Beginning of period	491,861,398	371,932,187	3,996,001	3,556,371

End of period	$559,790,415	$491,861,398	$4,419,760	$3,996,001

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,582,865	4,565,419	126,682	141,976

Units purchased	197,205	354,490	506	1,986

Units sold/transferred	(486,448)	(337,044)	(14,308)	(17,280)

End of period	4,293,622	4,582,865	112,880	126,682

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$133,389	$177,639	$(15,514)	$(15,930)

Net realized gain (loss)	2,882,368	639,179	381,379	38,818

Net change in unrealized appreciation (depreciation) on investments	2,128,206	5,662,751	1,262,493	1,068,755

Net increase (decrease) in net assets from operations	5,143,963	6,479,569	1,628,358	1,091,643

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	537,625	976,220	162,866	108,230

Net contractowner transfers	(1,903,227)	(427,794)	526,720	(1,618,575)

Withdrawals and death benefits (b)	(997,986)	(1,028,213)	(601,879)	(390,732)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,363,588)	(479,787)	87,707	(1,901,077)

Net increase (decrease) in net assets	2,780,375	5,999,782	1,716,065	(809,434)

NET ASSETS

Beginning of period	32,114,278	26,114,496	4,333,015	5,142,449

End of period	$34,894,653	$32,114,278	$6,049,080	$4,333,015

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	712,351	722,822	87,099	130,761

Units purchased	12,089	24,559	3,263	2,298

Units sold/transferred	(67,049)	(35,030)	(5,312)	(45,960)

End of period	657,391	712,351	85,050	87,099

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		Delaware VIP Diversified Income Series—Standard Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$5,942	$811	$1,593,954	$1,315,485

Net realized gain (loss)	(29,868)	(2,613)	1,618,402	(84,585)

Net change in unrealized appreciation (depreciation) on investments	25,386	10,292	3,318,244	3,846,186

Net increase (decrease) in net assets from operations	1,460	8,490	6,530,600	5,077,086

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,021	2,912	4,140,094	10,015,906

Net contractowner transfers	43,585	29,701	(1,412,851)	3,838,402

Withdrawals and death benefits (b)	—	—	(4,356,371)	(2,941,490)

Net increase (decrease) in net assets resulting from contractowner transactions	44,606	32,613	(1,629,128)	10,912,818

Net increase (decrease) in net assets	46,066	41,103	4,901,472	15,989,904

NET ASSETS

Beginning of period	165,341	124,238	63,592,337	47,602,433

End of period	$211,407	$165,341	$68,493,809	$63,592,337

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,022	8,030	3,585,820	2,960,276

Units purchased	71	180	229,416	591,587

Units sold/transferred	2,932	1,812	(332,005)	33,957

End of period	13,025	10,022	3,483,231	3,585,820

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Delaware VIP International Series—Standard Class Sub-Account	Delaware VIP International Value Equity Series—Standard Class Sub-Account
	December 31, 2020‡	December 31, 2020†	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(9,134)	$1,057,620	$785,341

Net realized gain (loss)	11,076	3,177,958	1,156,336

Net change in unrealized appreciation (depreciation) on investments	825,688	(2,223,048)	5,372,142

Net increase (decrease) in net assets from operations	827,630	2,012,530	7,313,819

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	38,865	656,956	1,128,318

Net contractowner transfers	46,273,581	(46,388,623)	(410,669)

Withdrawals and death benefits (b)	(57,178)	(1,044,159)	(1,982,882)

Net increase (decrease) in net assets resulting from contractowner transactions	46,255,268	(46,775,826)	(1,265,233)

Net increase (decrease) in net assets	47,082,898	(44,763,296)	6,048,586

NET ASSETS

Beginning of period	—	44,763,296	38,714,710

End of period	$47,082,898	$—	$44,763,296

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	2,656,046	2,734,993

Units purchased	2,184	41,802	71,284

Units sold/transferred	2,614,192	(2,697,848)	(150,231)

End of period	2,616,376	—	2,656,046

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
†	Delaware VIP International Value Equity Series-Standard Class merged operations with Delaware VIP International Series—Standard Class on December 11, 2020.
‡	For the period December 11, 2020 (commencement of operations) to December 31, 2020.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$248,527	$185,985	$388,083	$413,407

Net realized gain (loss)	(720,165)	2,148,481	606,613	440,425

Net change in unrealized appreciation (depreciation) on investments	793,061	4,284,536	2,495,778	4,767,567

Net increase (decrease) in net assets from operations	321,423	6,619,002	3,490,474	5,621,399

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	724,993	1,451,677	1,827,970	1,285,128

Net contractowner transfers	1,561,018	(319,614)	(2,624,785)	1,570,860

Withdrawals and death benefits (b)	(700,931)	(1,347,268)	(1,542,336)	(601,981)

Net increase (decrease) in net assets resulting from contractowner transactions	1,585,080	(215,205)	(2,339,151)	2,254,007

Net increase (decrease) in net assets	1,906,503	6,403,797	1,151,323	7,875,406

NET ASSETS

Beginning of period	29,919,349	23,515,552	29,124,174	21,248,768

End of period	$31,825,852	$29,919,349	$30,275,497	$29,124,174

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	381,025	382,947	941,028	861,765

Units purchased	11,808	20,987	63,178	45,478

Units sold/transferred	21,327	(22,909)	(129,571)	33,785

End of period	414,160	381,025	874,635	941,028

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(173,220)	$1,285,094	$289,090	$688,738

Net realized gain (loss)	(289,515)	(215,053)	1,283,629	1,487,213

Net change in unrealized appreciation (depreciation) on investments	1,130,757	885,173	2,580,541	3,352,939

Net increase (decrease) in net assets from operations	668,022	1,955,214	4,153,260	5,528,890

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,014,978	5,443,633	1,780,046	6,292,198

Net contractowner transfers	2,270,456	4,578,782	(1,599,204)	(1,036,243)

Withdrawals and death benefits (b)	(1,797,504)	(1,759,183)	(681,952)	(4,556,120)

Net increase (decrease) in net assets resulting from contractowner transactions	3,487,930	8,263,232	(501,110)	699,835

Net increase (decrease) in net assets	4,155,952	10,218,446	3,652,150	6,228,725

NET ASSETS

Beginning of period	58,438,020	48,219,574	36,601,973	30,373,248

End of period	$62,593,972	$58,438,020	$40,254,123	$36,601,973

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,031,469	1,741,955	1,049,133	1,024,797

Units purchased	105,481	194,579	52,205	196,552

Units sold/transferred	14,001	94,935	(61,494)	(172,216)

End of period	2,150,951	2,031,469	1,039,844	1,049,133

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$772,704	$1,029,058	$1,735,787	$2,503,233

Net realized gain (loss)	(968,646)	810,774	(4,918,225)	572,523

Net change in unrealized appreciation (depreciation) on investments	4,925,330	6,982,744	4,243,007	6,339,618

Net increase (decrease) in net assets from operations	4,729,388	8,822,576	1,060,569	9,415,374

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,584,542	1,783,331	8,251,857	13,882,086

Net contractowner transfers	(1,246,089)	1,285,045	3,865,574	10,143,323

Withdrawals and death benefits (b)	(1,433,342)	(1,650,470)	(2,616,369)	(2,007,629)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,094,889)	1,417,906	9,501,062	22,017,780

Net increase (decrease) in net assets	3,634,499	10,240,482	10,561,631	31,433,154

NET ASSETS

Beginning of period	46,597,652	36,357,170	81,784,392	50,351,238

End of period	$50,232,151	$46,597,652	$92,346,023	$81,784,392

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,048,019	1,010,270	2,230,189	1,586,547

Units purchased	41,543	44,750	273,536	408,582

Units sold/transferred	(53,969)	(7,001)	67,831	235,060

End of period	1,035,593	1,048,019	2,571,556	2,230,189

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$220,778	$1,369,034	$1,005,654	$965,792

Net realized gain (loss)	38,114	122,266	(1,882,247)	1,657,357

Net change in unrealized appreciation (depreciation) on investments	(86,160)	(4,502)	961,623	9,239,714

Net increase (decrease) in net assets from operations	172,732	1,486,798	85,030	11,862,863

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	6,200,032	4,047,336	2,437,699	2,969,166

Net contractowner transfers	5,673,794	1,278,593	1,189,954	(1,535,978)

Withdrawals and death benefits (b)	(3,035,464)	(3,829,204)	(2,249,341)	(2,293,474)

Net increase (decrease) in net assets resulting from contractowner transactions	8,838,362	1,496,725	1,378,312	(860,286)

Net increase (decrease) in net assets	9,011,094	2,983,523	1,463,342	11,002,577

NET ASSETS

Beginning of period	71,891,215	68,907,692	57,260,626	46,258,049

End of period	$80,902,309	$71,891,215	$58,723,968	$57,260,626

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,756,325	2,700,866	929,499	941,942

Units purchased	239,530	157,690	47,049	54,757

Units sold/transferred	96,087	(102,231)	(6,785)	(67,200)

End of period	3,091,942	2,756,325	969,763	929,499

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA US Targeted Value Portfolio Sub-Account		Franklin Income VIP Fund-Class 1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$436,834	$351,008	$480,788	$496,100

Net realized gain (loss)	(4,351,358)	429,236	(453,334)	297,014

Net change in unrealized appreciation (depreciation) on investments	6,012,555	4,729,750	(141,695)	637,085

Net increase (decrease) in net assets from operations	2,098,031	5,509,994	(114,241)	1,430,199

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,229,694	2,275,372	177,791	410,081

Net contractowner transfers	978,726	1,982,776	(844,715)	(280,538)

Withdrawals and death benefits (b)	(1,941,059)	(857,928)	(79,884)	(383,670)

Net increase (decrease) in net assets resulting from contractowner transactions	1,267,361	3,400,220	(746,808)	(254,127)

Net increase (decrease) in net assets	3,365,392	8,910,214	(861,049)	1,176,072

NET ASSETS

Beginning of period	32,306,888	23,396,674	10,059,477	8,883,405

End of period	$35,672,280	$32,306,888	$9,198,428	$10,059,477

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	595,172	526,735	301,598	310,019

Units purchased	52,172	45,901	5,873	13,676

Units sold/transferred	(13,256)	22,536	(35,294)	(22,097)

End of period	634,088	595,172	272,177	301,598

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$50,707	$36,435	$(39,789)	$(30,232)

Net realized gain (loss)	(87,482)	142,014	2,207,232	1,135,312

Net change in unrealized appreciation (depreciation) on investments	(100,301)	232,530	3,566,254	933,876

Net increase (decrease) in net assets from operations	(137,076)	410,979	5,733,697	2,038,956

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	11,605	13,058	962,817	1,170,316

Net contractowner transfers	(11,672)	(34,391)	894,712	1,047,226

Withdrawals and death benefits (b)	(34,943)	(55,749)	(596,152)	(477,752)

Net increase (decrease) in net assets resulting from contractowner transactions	(35,010)	(77,082)	1,261,377	1,739,790

Net increase (decrease) in net assets	(172,086)	333,897	6,995,074	3,778,746

NET ASSETS

Beginning of period	2,177,071	1,843,174	9,923,954	6,145,208

End of period	$2,004,985	$2,177,071	$16,919,028	$9,923,954

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	58,555	61,177	169,533	138,344

Units purchased	380	392	14,888	21,698

Units sold/transferred	(2,294)	(3,014)	1,360	9,491

End of period	56,641	58,555	185,781	169,533

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(2,470)	$(16,251)	$18,812	$24,541

Net realized gain (loss)	1,950,953	1,143,459	52,419	40,039

Net change in unrealized appreciation (depreciation) on investments	2,746,181	1,959,469	200,735	296,197

Net increase (decrease) in net assets from operations	4,694,664	3,086,677	271,966	360,777

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	213,542	1,584,167	25,402	38,948

Net contractowner transfers	(153,068)	777,175	(19,492)	(14,258)

Withdrawals and death benefits (b)	(360,514)	(845,712)	(24,633)	(58,544)

Net increase (decrease) in net assets resulting from contractowner transactions	(300,040)	1,515,630	(18,723)	(33,854)

Net increase (decrease) in net assets	4,394,624	4,602,307	253,243	326,923

NET ASSETS

Beginning of period	12,706,752	8,104,445	1,688,977	1,362,054

End of period	$17,101,376	$12,706,752	$1,942,220	$1,688,977

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	105,856	92,579	26,172	26,895

Units purchased	1,783	16,903	442	682

Units sold/transferred	(5,438)	(3,626)	(972)	(1,405)

End of period	102,201	105,856	25,642	26,172

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$70,926	$70,346	$812,374	$999,277

Net realized gain (loss)	(397,422)	500,636	(1,867,896)	523,799

Net change in unrealized appreciation (depreciation) on investments	172,953	1,581,105	3,565,679	1,894,390

Net increase (decrease) in net assets from operations	(153,543)	2,152,087	2,510,157	3,417,466

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	40,447	162,905	3,111,764	5,395,156

Net contractowner transfers	(457,009)	420,131	1,238,568	3,686,835

Withdrawals and death benefits (b)	(209,879)	(733,899)	(1,283,739)	(1,059,080)

Net increase (decrease) in net assets resulting from contractowner transactions	(626,441)	(150,863)	3,066,593	8,022,911

Net increase (decrease) in net assets	(779,984)	2,001,224	5,576,750	11,440,377

NET ASSETS

Beginning of period	9,264,329	7,263,105	38,803,667	27,363,290

End of period	$8,484,345	$9,264,329	$44,380,417	$38,803,667

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	232,793	237,717	1,279,346	997,268

Units purchased	1,191	4,670	119,991	190,274

Units sold/transferred	(19,807)	(9,594)	15,979	91,804

End of period	214,177	232,793	1,415,316	1,279,346

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account		Matson Money International Equity VI Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$73,834	$364,415	$198,693	$329,313

Net realized gain (loss)	224,940	(20,647)	(2,216,677)	505,827

Net change in unrealized appreciation (depreciation) on investments	429,603	776,993	2,602,131	1,896,140

Net increase (decrease) in net assets from operations	728,377	1,120,761	584,147	2,731,280

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,360,156	4,432,586	857,120	2,739,913

Net contractowner transfers	(1,223,125)	(1,903,259)	(815,659)	(438,294)

Withdrawals and death benefits (b)	(2,215,357)	(2,590,568)	(910,596)	(1,253,674)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,078,326)	(61,241)	(869,135)	1,047,945

Net increase (decrease) in net assets	(1,349,949)	1,059,520	(284,988)	3,779,225

NET ASSETS

Beginning of period	28,585,294	27,525,774	19,016,581	15,237,356

End of period	$27,235,345	$28,585,294	$18,731,593	$19,016,581

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,095,113	1,098,760	671,470	629,471

Units purchased	51,907	173,344	36,755	105,032

Units sold/transferred	(132,802)	(176,991)	(61,159)	(63,033)

End of period	1,014,218	1,095,113	647,066	671,470

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Matson Money U.S. Equity VI Portfolio Sub-Account		MFS Global Equity Series—Initial Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$155,143	$115,721	$42,267	$39,110

Net realized gain (loss)	(1,733,084)	1,412,825	316,135	483,121

Net change in unrealized appreciation (depreciation) on investments	3,198,952	3,120,711	308,396	733,600

Net increase (decrease) in net assets from operations	1,621,011	4,649,257	666,798	1,255,831

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,100,521	3,678,432	300,075	146,992

Net contractowner transfers	(1,589,835)	(852,340)	(634,356)	519,472

Withdrawals and death benefits (b)	(1,304,640)	(1,804,248)	(217,579)	(202,893)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,793,954)	1,021,844	(551,860)	463,571

Net increase (decrease) in net assets	(172,943)	5,671,101	114,938	1,719,402

NET ASSETS

Beginning of period	25,680,641	20,009,540	5,505,614	3,786,212

End of period	$25,507,698	$25,680,641	$5,620,552	$5,505,614

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	694,424	661,805	155,109	139,281

Units purchased	36,339	108,486	9,942	4,487

Units sold/transferred	(75,351)	(75,867)	(25,375)	11,341

End of period	655,412	694,424	139,676	155,109

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	MFS Growth Series—Initial Class Sub-Account		MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(2,632)	$(2,582)	$8,117	$21,163

Net realized gain (loss)	199,403	138,659	1,170,594	1,027,211

Net change in unrealized appreciation (depreciation) on investments	77,376	130,594	465,443	902,641

Net increase (decrease) in net assets from operations	274,147	266,671	1,644,154	1,951,015

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	683	1,222	247,326	233,515

Net contractowner transfers	(23,109)	(266,305)	(1,041,585)	2,340,181

Withdrawals and death benefits (b)	(12,935)	(4,534)	(85,187)	(96,072)

Net increase (decrease) in net assets resulting from contractowner transactions	(35,361)	(269,617)	(879,446)	2,477,624

Net increase (decrease) in net assets	238,786	(2,946)	764,708	4,428,639

NET ASSETS

Beginning of period	889,045	891,991	8,442,282	4,013,643

End of period	$1,127,831	$889,045	$9,206,990	$8,442,282

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,342	14,282	228,832	152,199

Units purchased	7	16	6,838	7,151

Units sold/transferred	(435)	(3,956)	(31,526)	69,482

End of period	9,914	10,342	204,144	228,832

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Utilities Series—Initial Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$61,398	$111,584	$316,329	$131,671

Net realized gain (loss)	148,118	236,028	(3,552,674)	4,488,606

Net change in unrealized appreciation (depreciation) on investments	(94,200)	291,823	3,668,497	878,587

Net increase (decrease) in net assets from operations	115,316	639,435	432,152	5,498,864

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	35,156	39,668	1,217,916	1,963,763

Net contractowner transfers	(261,262)	421,711	3,544,781	1,591,260

Withdrawals and death benefits (b)	(80,885)	(161,433)	(1,100,753)	(1,742,803)

Net increase (decrease) in net assets resulting from contractowner transactions	(306,991)	299,946	3,661,944	1,812,220

Net increase (decrease) in net assets	(191,675)	939,381	4,094,096	7,311,084

NET ASSETS

Beginning of period	3,495,757	2,556,376	39,998,588	32,687,504

End of period	$3,304,082	$3,495,757	$44,092,684	$39,998,588

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	49,023	44,782	1,241,917	1,182,304

Units purchased	579	593	46,985	63,902

Units sold/transferred	(5,859)	3,648	120,763	(4,289)

End of period	43,743	49,023	1,409,665	1,241,917

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account		PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$6,323	$4,019	$218,859	$123,058

Net realized gain (loss)	30,363	107,751	(28,499)	24,532

Net change in unrealized appreciation (depreciation) on investments	337,724	77,626	134,614	340,696

Net increase (decrease) in net assets from operations	374,410	189,396	324,974	488,286

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	10,691	18,701	25,536	35,385

Net contractowner transfers	(231,570)	2,087,263	1,142,149	187,126

Withdrawals and death benefits (b)	(35,600)	(47,838)	(102,768)	(196,432)

Net increase (decrease) in net assets resulting from contractowner transactions	(256,479)	2,058,126	1,064,917	26,079

Net increase (decrease) in net assets	117,931	2,247,522	1,389,891	514,365

NET ASSETS

Beginning of period	2,247,522	—	4,818,506	4,304,141

End of period	$2,365,453	$2,247,522	$6,208,397	$4,818,506

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	56,721	—	238,859	238,833

Units purchased	283	504	1,332	1,908

Units sold/transferred	(7,074)	56,217	42,066	(1,882)

End of period	49,930	56,721	282,257	238,859

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account		PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$83,378	$71,684	$1,650,927	$1,543,975

Net realized gain (loss)	(145,057)	(89,549)	(105,070)	97,913

Net change in unrealized appreciation (depreciation) on investments	134,009	208,007	846,289	3,272,535

Net increase (decrease) in net assets from operations	72,330	190,142	2,392,146	4,914,423

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	76,430	36,464	1,630,265	2,545,964

Net contractowner transfers	(130,847)	(180,382)	(773,363)	(1,129,983)

Withdrawals and death benefits (b)	(13,209)	(253,380)	(1,375,153)	(1,740,262)

Net increase (decrease) in net assets resulting from contractowner transactions	(67,626)	(397,298)	(518,251)	(324,281)

Net increase (decrease) in net assets	4,704	(207,156)	1,873,895	4,590,142

NET ASSETS

Beginning of period	1,574,436	1,781,592	38,844,903	34,254,761

End of period	$1,579,140	$1,574,436	$40,718,798	$38,844,903

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	93,161	117,252	1,183,651	1,196,197

Units purchased	5,381	2,259	50,461	81,800

Units sold/transferred	(6,124)	(26,350)	(69,328)	(94,346)

End of period	92,418	93,161	1,164,784	1,183,651

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account		PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$115,577	$118,356	$1,273,764	$1,496,590

Net realized gain (loss)	(139,545)	(117,306)	2,024,267	(459,979)

Net change in unrealized appreciation (depreciation) on investments	512,191	297,575	8,021,035	7,140,528

Net increase (decrease) in net assets from operations	488,223	298,625	11,319,066	8,177,139

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	114,793	63,051	1,639,866	2,501,589

Net contractowner transfers	166,620	(409,999)	(4,551,967)	(4,464,855)

Withdrawals and death benefits (b)	(84,629)	(277,148)	(4,234,952)	(4,732,599)

Net increase (decrease) in net assets resulting from contractowner transactions	196,784	(624,096)	(7,147,053)	(6,695,865)

Net increase (decrease) in net assets	685,007	(325,471)	4,172,013	1,481,274

NET ASSETS

Beginning of period	4,866,816	5,192,287	103,983,980	102,502,706

End of period	$5,551,823	$4,866,816	$108,155,993	$103,983,980

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	250,396	284,434	5,546,458	5,925,693

Units purchased	5,824	3,367	83,295	137,609

Units sold/transferred	2,529	(37,405)	(467,653)	(516,844)

End of period	258,749	250,396	5,162,100	5,546,458

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PVC Equity Income Account—Class 1 Sub-Account		PVC MidCap Account—Class 1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$1,407,149	$1,322,639	$29,674	$(3,146)

Net realized gain (loss)	4,267,216	5,204,137	795,079	1,051,153

Net change in unrealized appreciation (depreciation) on investments	175,339	14,479,645	456,631	1,295,395

Net increase (decrease) in net assets from operations	5,849,704	21,006,421	1,281,384	2,343,402

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,671,941	4,481,596	25,232	40,873

Net contractowner transfers	(1,436,698)	(2,656,960)	(449,411)	(215,326)

Withdrawals and death benefits (b)	(2,402,897)	(4,145,145)	(86,819)	(263,625)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,167,654)	(2,320,509)	(510,998)	(438,078)

Net increase (decrease) in net assets	4,682,050	18,685,912	770,386	1,905,324

NET ASSETS

Beginning of period	92,710,861	74,024,949	7,511,573	5,606,249

End of period	$97,392,911	$92,710,861	$8,281,959	$7,511,573

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,927,094	1,983,447	123,685	131,922

Units purchased	61,050	104,386	418	773

Units sold/transferred	(85,503)	(160,739)	(8,847)	(9,010)

End of period	1,902,641	1,927,094	115,256	123,685

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account		Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(70,701)	$(70,540)	$(3,846)	$(5,138)

Net realized gain (loss)	2,969,748	2,347,382	(152,286)	(80,236)

Net change in unrealized appreciation (depreciation) on investments	3,258,797	2,583,826	394,123	242,598

Net increase (decrease) in net assets from operations	6,157,844	4,860,668	237,991	157,224

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	328,854	469,912	121,340	39,145

Net contractowner transfers	(1,405,799)	(411,358)	73,539	(30,017)

Withdrawals and death benefits (b)	(342,110)	(1,082,930)	(26,434)	(130,066)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,419,055)	(1,024,376)	168,445	(120,938)

Net increase (decrease) in net assets	4,738,789	3,836,292	406,436	36,286

NET ASSETS

Beginning of period	21,419,888	17,583,596	1,586,143	1,549,857

End of period	$26,158,677	$21,419,888	$1,992,579	$1,586,143

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	509,716	537,461	42,343	45,695

Units purchased	7,449	12,448	3,882	1,058

Units sold/transferred	(40,204)	(40,193)	1,071	(4,410)

End of period	476,961	509,716	47,296	42,343

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Prudential Series Fund-Value Portfolio— Class II Sub-Account		Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(16,864)	$(21,756)	$(1,259)	$(1,903)

Net realized gain (loss)	700,000	593,635	(11,643)	(72,546)

Net change in unrealized appreciation (depreciation) on investments	(393,955)	867,696	123,672	187,995

Net increase (decrease) in net assets from operations	289,181	1,439,575	110,770	113,546

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	58,909	1,278,943	3,863	14,497

Net contractowner transfers	90,392	(55,016)	68,084	(382,000)

Withdrawals and death benefits (b)	(104,040)	(210,759)	(31,871)	(287,738)

Net increase (decrease) in net assets resulting from contractowner transactions	45,261	1,013,168	40,076	(655,241)

Net increase (decrease) in net assets	334,442	2,452,743	150,846	(541,695)

NET ASSETS

Beginning of period	7,723,080	5,270,337	511,038	1,052,733

End of period	$8,057,522	$7,723,080	$661,884	$511,038

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	154,974	133,103	22,956	56,752

Units purchased	1,307	28,558	188	725

Units sold/transferred	(1,760)	(6,687)	799	(34,521)

End of period	154,521	154,974	23,943	22,956

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account		T. Rowe Price® Health Sciences Portfolio I Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$47,897	$25,535	$(18,424)	$(16,362)

Net realized gain (loss)	(889,898)	815,132	649,096	245,959

Net change in unrealized appreciation (depreciation) on investments	495,539	282,725	685,487	899,432

Net increase (decrease) in net assets from operations	(346,462)	1,123,392	1,316,159	1,129,029

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	86,729	673,576	67,202	326,237

Net contractowner transfers	245,513	52,342	1,117,232	(98,172)

Withdrawals and death benefits (b)	(102,330)	(229,941)	(133,397)	(627,595)

Net increase (decrease) in net assets resulting from contractowner transactions	229,912	495,977	1,051,037	(399,530)

Net increase (decrease) in net assets	(116,550)	1,619,369	2,367,196	729,499

NET ASSETS

Beginning of period	7,238,674	5,619,305	5,309,388	4,579,889

End of period	$7,122,124	$7,238,674	$7,676,584	$5,309,388

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	327,784	302,318	127,566	141,563

Units purchased	5,363	34,882	1,507	9,049

Units sold/transferred	12,626	(9,416)	13,798	(23,046)

End of period	345,773	327,784	142,871	127,566

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account		Templeton Developing Markets VIP Fund— Class 1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$808,049	$964,947	$656,643	$137,868

Net realized gain (loss)	80,716	(92,713)	1,437,547	988,042

Net change in unrealized appreciation (depreciation) on investments	1,187,228	975,682	995,323	2,523,752

Net increase (decrease) in net assets from operations	2,075,993	1,847,916	3,089,513	3,649,662

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,197,203	3,083,006	1,227,588	443,503

Net contractowner transfers	1,213,828	611,699	(355,133)	(26,044)

Withdrawals and death benefits (b)	(1,825,269)	(2,189,388)	(348,625)	(1,523,114)

Net increase (decrease) in net assets resulting from contractowner transactions	1,585,762	1,505,317	523,830	(1,105,655)

Net increase (decrease) in net assets	3,661,755	3,353,233	3,613,343	2,544,007

NET ASSETS

Beginning of period	49,144,335	45,791,102	16,856,069	14,312,062

End of period	$52,806,090	$49,144,335	$20,469,412	$16,856,069

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,824,084	1,768,340	898,681	966,616

Units purchased	81,055	117,165	70,597	26,817

Units sold/transferred	(27,892)	(61,421)	(37,896)	(94,752)

End of period	1,877,247	1,824,084	931,382	898,681

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account
	December 31, 2020[c]	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(817)	$159,799	$99,797

Net realized gain (loss)	1,642	869,383	769,944

Net change in unrealized appreciation (depreciation) on investments	47,614	1,060,240	2,086,267

Net increase (decrease) in net assets from operations	48,439	2,089,422	2,956,008

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	515,411	668,368	1,199,217

Net contractowner transfers	178,302	(1,989,078)	(1,343,785)

Withdrawals and death benefits (b)	(279)	(287,127)	(148,898)

Net increase (decrease) in net assets resulting from contractowner transactions	693,434	(1,607,837)	(293,466)

Net increase (decrease) in net assets	741,873	481,585	2,662,542

NET ASSETS

Beginning of period	—	14,047,449	11,384,907

End of period	$741,873	$14,529,034	$14,047,449

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	308,654	315,750

Units purchased	18,273	14,885	30,252

Units sold/transferred	6,377	(51,142)	(37,348)

End of period	24,650	272,397	308,654

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
c	For the period June 3, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Conservative Allocation Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account
	December 31, 2020[d]	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(743)	$1,561,363	$1,385,549

Net realized gain (loss)	8,226	5,179,315	6,549,733

Net change in unrealized appreciation (depreciation) on investments	39,102	13,828,465	16,169,409

Net increase (decrease) in net assets from operations	46,585	20,569,143	24,104,691

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	295,835	2,821,570	7,170,301

Net contractowner transfers	501,896	2,788,714	6,203,982

Withdrawals and death benefits (b)	(1,300)	(1,730,680)	(1,275,583)

Net increase (decrease) in net assets resulting from contractowner transactions	796,431	3,879,604	12,098,700

Net increase (decrease) in net assets	843,016	24,448,747	36,203,391

NET ASSETS

Beginning of period	—	110,047,931	73,844,540

End of period	$843,016	$134,496,678	$110,047,931

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	2,510,619	2,208,122

Units purchased	10,831	64,901	184,947

Units sold/transferred	18,258	26,629	117,550

End of period	29,089	2,602,149	2,510,619

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
d	For the period May 13, 2020 (commencement of operations) to December 31, 2020.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account
	December 31, 2020[e]	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(1,604)	$2,448,644	$2,383,131

Net realized gain (loss)	77	(1,001,980)	155,447

Net change in unrealized appreciation (depreciation) on investments	25,799	553,462	3,678,021

Net increase (decrease) in net assets from operations	24,272	2,000,126	6,216,599

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	6,000	1,323,700	5,378,395

Net contractowner transfers	1,209,937	(805,858)	399,814

Withdrawals and death benefits (b)	(1,935)	(1,836,871)	(1,888,760)

Net increase (decrease) in net assets resulting from contractowner transactions	1,214,002	(1,319,029)	3,889,449

Net increase (decrease) in net assets	1,238,274	681,097	10,106,048

NET ASSETS

Beginning of period	—	49,592,278	39,486,230

End of period	$1,238,274	$50,273,375	$49,592,278

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	1,502,947	1,380,300

Units purchased	236	37,785	170,635

Units sold/transferred	48,168	(94,071)	(47,988)

End of period	48,404	1,446,661	1,502,947

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
e	For the period May 12, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF International Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account
	December 31, 2020[f]	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(1,339)	$766,722	$601,277

Net realized gain (loss)	44,552	2,633,611	5,083,126

Net change in unrealized appreciation (depreciation) on investments	285,518	9,822,709	8,936,920

Net increase (decrease) in net assets from operations	328,731	13,223,042	14,621,323

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	457,430	6,054,165	9,502,917

Net contractowner transfers	1,274,379	(3,140,988)	2,479,969

Withdrawals and death benefits (b)	(1,153)	(2,587,165)	(2,409,776)

Net increase (decrease) in net assets resulting from contractowner transactions	1,730,656	326,012	9,573,110

Net increase (decrease) in net assets	2,059,387	13,549,054	24,194,433

NET ASSETS

Beginning of period	—	69,007,082	44,812,649

End of period	$2,059,387	$82,556,136	$69,007,082

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	1,753,536	1,485,900

Units purchased	12,617	161,008	265,340

Units sold/transferred	34,981	(132,301)	2,296

End of period	47,598	178,243	1,753,536

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
f	For the period May 27, 2020 (commencement of operations) to December 31, 2020.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account
	December 31, 2020[g]	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$(1,565)	$554,195	$605,375

Net realized gain (loss)	21,237	(471,138)	1,132,727

Net change in unrealized appreciation (depreciation) on investments	134,864	(1,288,140)	4,466,583

Net increase (decrease) in net assets from operations	154,536	(1,205,083)	6,204,685

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	448,053	908,069	1,413,661

Net contractowner transfers	932,985	1,336,428	(768,093)

Withdrawals and death benefits (b)	(66,907)	(643,375)	(752,177)

Net increase (decrease) in net assets resulting from contractowner transactions	1,314,131	1,601,122	(106,609)

Net increase (decrease) in net assets	1,468,667	396,039	6,098,076

NET ASSETS

Beginning of period	—	28,007,533	21,909,457

End of period	$1,468,667	$28,403,572	$28,007,533

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	792,578	796,454

Units purchased	15,138	28,834	42,711

Units sold/transferred	32,635	25,765	(46,587)

End of period	47,773	847,177	792,578

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
g	For the period May 14, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Small Company Growth Portfolio Sub-Account		Vanguard VIF Total Bond Market Index Portfolio Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$61,024	$21,230	$4,320,247	$3,040,446

Net realized gain (loss)	51,887	1,584,991	4,584,991	(16,299)

Net change in unrealized appreciation (depreciation) on investments	4,375,628	2,537,805	5,377,013	8,655,405

Net increase (decrease) in net assets from operations	4,488,539	4,144,026	14,282,251	11,679,552

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	670,482	1,930,186	33,175,392	36,566,040

Net contractowner transfers	(59,970)	(1,278,178)	17,052,920	22,469,745

Withdrawals and death benefits (b)	(583,287)	(272,788)	(9,856,561)	(6,462,207)

Net increase (decrease) in net assets resulting from contractowner transactions	27,225	379,220	40,371,751	52,573,578

Net increase (decrease) in net assets	4,515,764	4,523,246	54,654,002	64,253,130

NET ASSETS

Beginning of period	20,052,285	15,529,039	187,720,537	123,467,407

End of period	$24,568,049	$20,052,285	$242,374,539	$187,720,537

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	476,339	471,356	6,630,258	4,724,624

Units purchased	17,350	50,205	1,129,121	1,334,605

Units sold/transferred	(18,812)	(45,222)	220,658	571,029

End of period	474,877	476,339	7,980,037	6,630,258

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account	Vanguard VIF Total Stock Market Index Portfolio Sub-Account
	December 31, 2020[h]	December 31, 2020[i]

FROM OPERATIONS

Net investment income (loss)	$(3,905)	$(4,802)

Net realized gain (loss)	145,054	177,620

Net change in unrealized appreciation (depreciation) on investments	439,574	473,718

Net increase (decrease) in net assets from operations	580,723	646,536

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	394,809	408,844

Net contractowner transfers	2,424,137	3,271,040

Withdrawals and death benefits (b)	(104,330)	(9,286)

Net increase (decrease) in net assets resulting from contractowner transactions	2,714,616	3,670,598

Net increase (decrease) in net assets	3,295,339	4,317,134

NET ASSETS

Beginning of period	—	—

End of period	$3,295,339	$4,317,134

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	—

Units purchased	13,278	13,169

Units sold/transferred	81,726	111,408

End of period	95,004	124,577

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
h	For the period May 15, 2020 (commencement of operations) to December 31, 2020.
i	For the period May 12, 2020 (commencement of operations) to December 31, 2020.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-55

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	VY Clarion Global Real Estate Portfolio—Class I Sub-Account		Wanger International Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$399,364	$206,714	$209,514	$57,515

Net realized gain (loss)	144,802	75,115	(247,514)	731,475

Net change in unrealized appreciation (depreciation) on investments	(995,093)	1,487,384	1,926,325	2,357,964

Net increase (decrease) in net assets from operations	(450,927)	1,769,213	1,888,325	3,146,954

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	101,440	261,709	139,142	231,498

Net contractowner transfers	138,478	(574,686)	(211,750)	(272,709)

Withdrawals and death benefits (b)	(196,123)	(393,589)	(337,450)	(483,335)

Net increase (decrease) in net assets resulting from contractowner transactions	43,795	(706,566)	(410,058)	(524,546)

Net increase (decrease) in net assets	(407,132)	1,062,647	1,478,267	2,622,408

NET ASSETS

Beginning of period	8,431,071	7,368,424	13,399,590	10,777,182

End of period	$8,023,939	$8,431,071	$14,877,857	$13,399,590

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	176,576	192,071	183,057	191,102

Units purchased	2,684	5,914	2,070	3,681

Units sold/transferred	(2,162)	(21,409)	(7,236)	(11,726)

End of period	177,098	176,576	177,891	183,057

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Wanger Select Sub-Account		Wanger USA Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$10,101	$(5,800)	$(6,623)	$(437)

Net realized gain (loss)	64,356	141,216	197,038	9,924

Net change in unrealized appreciation (depreciation) on investments	408,955	460,079	371,919	548,662

Net increase (decrease) in net assets from operations	483,412	595,495	562,334	558,149

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	20,140	9,642	200,712	122,720

Net contractowner transfers	(27,194)	(550,912)	161,456	311,457

Withdrawals and death benefits (b)	(54,887)	(339,357)	(15,438)	(471,168)

Net increase (decrease) in net assets resulting from contractowner transactions	(61,941)	(880,627)	346,730	(36,991)

Net increase (decrease) in net assets	421,471	(285,132)	909,064	521,158

NET ASSETS

Beginning of period	2,107,931	2,393,063	2,601,059	2,079,901

End of period	$2,529,402	$2,107,931	$3,510,123	$2,601,059

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	33,075	48,372	24,703	26,095

Units purchased	333	169	1,829	1,314

Units sold/transferred	(2,076)	(15,466)	309	(2,706)

End of period	31,332	33,075	26,841	24,703

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-57

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended	concluded

	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2020	December 31, 2019

FROM OPERATIONS

Net investment income (loss)	$517,875	$701,052

Net realized gain (loss)	(173,575)	(69,289)

Net change in unrealized appreciation (depreciation) on investments	561,714	1,239,417

Net increase (decrease) in net assets from operations	906,014	1,871,180

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	419,418	318,674

Net contractowner transfers	(544,881)	(745,539)

Withdrawals and death benefits (b)	(406,786)	(863,693)

Net increase (decrease) in net assets resulting from contractowner transactions	(532,249)	(1,290,558)

Net increase (decrease) in net assets	373,765	580,622

NET ASSETS

Beginning of period	14,453,928	13,873,306

End of period	$14,827,693	$14,453,928

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	756,374	829,754

Units purchased	22,082	17,543

Units sold/transferred	(54,596)	(90,923)

End of period	723,860	756,374

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 76 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance and Sub-Account expenses.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with 2.5 year setback for males and 2.0 year setback for females. The 2012 IAR Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

The following Sub-Accounts were added to the Separate Account:

Sub-Account	Inception Date	Commencement Date

Vanguard VIF Balanced Portfolio	May 1, 2020	June 3, 2020

Vanguard VIF Conservative Allocation Portfolio	May 1, 2020	May 13, 2020

Vanguard VIF Global Bond Index Portfolio	May 1, 2020	May 12, 2020

Vanguard VIF International Portfolio	May 1, 2020	May 27, 2020

Vanguard VIF Moderate Allocation Portfolio	May 1, 2020	May 14, 2020

Vanguard VIF Total International Stock Market Index Portfolio	May 1, 2020	May 15, 2020

Vanguard VIF Total Stock Market Index Portfolio	May 1, 2020	May 12, 2020

Effective May 1, 2020, the Board of Trustees of the affiliated TIAA-CREF Life Funds approved the following name change. The TIAA-CREF Life Bond Fund changed to the TIAA-CREF Life Core Bond Fund.

Effective December 11, 2020, the Delaware VIP International Value Equity Series-Standard Class was merged into the Delaware VIP International Series—Standard Class; this fund is closed to new investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2020, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	0.30%	0.20%	0.20%

Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	1.00%	1.00%

Current fee	0.40%	0.40%

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

Intelligent Variable Annuity

	Maximum contractual fee	Current fee

If accumulation value is less than $100,000	0.40%	0.40%

If accumulation value is between $100,000-$500,000	0.25%	0.25%

If accumulation value is greater than $500,000	0.15%	0.15%

After the first 10 contract years	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25

Optional guaranteed minimum death benefit charge	0.10%	None	None

Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%

Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2020 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$18,834,383	$20,361,553

TIAA-CREF Life Core Bond	56,613,012	51,829,370

TIAA-CREF Life Growth Equity	44,467,612	35,652,579

TIAA-CREF Life Growth & Income	27,185,409	31,654,238

TIAA-CREF Life International Equity	22,844,475	22,903,750

TIAA-CREF Life Large-Cap Value	14,417,279	16,605,853

TIAA-CREF Life Money Market	121,988,817	112,595,406

TIAA-CREF Life Real Estate Securities	15,473,915	15,830,939

TIAA-CREF Life Small-Cap Equity	11,986,107	10,203,959

TIAA-CREF Life Social Choice Equity	17,800,811	15,676,189

TIAA-CREF Life Stock Index	93,790,095	111,885,542

Calamos Growth and Income Portfolio	2,747,572	3,119,414

ClearBridge Variable Aggressive Growth Portfolio-Class I	9,653,058	8,991,255

ClearBridge Variable Small Cap Growth Portfolio-Class I	3,868,041	3,399,761

Credit Suisse Trust-Commodity Return Strategy Portfolio	149,405	98,856

Delaware VIP Diversified Income Series-Standard Class	31,143,404	31,178,578

Delaware VIP International Value Equity Series-Standard Class	13,893,564	57,263,277

Delaware VIP International Series—Standard Class	47,190,903	944,769

Delaware VIP Small Cap Value Series-Standard Class	10,855,876	7,548,846

DFA VA Equity Allocation Portfolio	9,400,496	11,280,152

DFA VA Global Bond Portfolio	15,068,586	11,753,876

DFA VA Global Moderate Allocation Portfolio	14,547,442	14,309,723

DFA VA International Small Portfolio	13,708,674	13,218,338

DFA VA International Value Portfolio	33,103,791	21,866,943

DFA VA Short-Term Fixed Portfolio	28,676,822	19,617,681

DFA VA US Large Value Portfolio	18,901,650	16,517,685

DFA VA US Targeted Value Portfolio	13,602,086	11,897,892

Franklin Income VIP Fund-Class 1	3,769,323	4,028,511

Franklin Mutual Shares VIP Fund-Class 1	1,476,743	1,391,312

Franklin Small-Mid Cap Growth VIP Fund-Class 1	10,891,578	8,283,639

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Sub-Accounts	Purchases	Sales

Janus Henderson Forty Portfolio-Institutional Shares	$7,771,618	$7,134,803

Janus Henderson Overseas Portfolio-Institutional Shares	748,763	748,674

Janus Henderson Mid Cap Value Portfolio-Institutional Shares	3,481,740	3,886,666

John Hancock Emerging Markets Value Trust	14,114,980	10,236,012

Matson Money Fixed Income VI Portfolio	11,582,096	13,586,588

Matson Money International Equity VI Portfolio	9,449,933	9,989,763

Matson Money U.S. Equity VI Portfolio	12,766,074	13,623,484

MFS Global Equity Series-Initial Class	3,133,631	3,456,930

MFS Growth Series-Initial Class	738,131	713,198

MFS Massachusetts Investors Growth Stock Portfolio	5,216,803	5,334,630

MFS Utilities Series-Initial Class	1,530,631	1,702,090

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio-I Class	13,809,143	9,830,870

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio-I Class	1,024,510	1,189,522

PIMCO VIT All Asset Portfolio-Institutional Class	3,478,643	2,194,868

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	1,600,580	1,584,828

PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	12,985,827	11,853,151

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)-Institutional Class	1,850,543	1,538,182

PIMCO VIT Real Return Portfolio-Institutional Class	28,847,494	34,720,783

PVC Equity Income Account-Class 1	31,438,481	28,713,224

PVC MidCap Account-Class 1	3,628,408	3,418,067

Prudential Series Fund-Jennison 20/20 Focus Portfolio-Class II	7,418,228	8,907,984

Prudential Series Fund-Natural Resources Portfolio-Class II	1,155,913	991,315

Prudential Series Fund-Value Portfolio-Class II	4,607,044	4,578,647

Royce Capital Fund Micro-Cap Portfolio-Investment Class	257,592	211,000

Royce Capital Fund Small-Cap Portfolio-Investment Class	2,942,564	2,546,735

T. Rowe Price® Health Sciences Portfolio I	5,579,255	4,165,429

T. Rowe Price® Limited-Term Bond Portfolio	17,663,891	15,270,080

Templeton Developing Markets VIP Fund-Class 1	7,959,016	6,358,840

Vanguard VIF Balanced Portfolio	715,972	23,355

Vanguard VIF Capital Growth Portfolio	4,045,841	5,070,974

Vanguard VIF Conservative Allocation Portfolio	965,503	169,816

Vanguard VIF Equity Index	27,965,603	20,338,519

Vanguard VIF Global Bond Index Portfolio	1,215,851	3,453

Vanguard VIF High Yield Bond Portfolio	15,436,364	14,306,749

Vanguard VIF International Portfolio	1,919,682	190,366

Vanguard VIF Mid-Cap Index Portfolio	27,646,872	22,771,999

Vanguard VIF Moderate Allocation Portfolio	1,581,789	267,781

Vanguard VIF Real Estate Index Portfolio	11,717,941	9,158,217

Vanguard VIF Small Company Growth Portfolio	14,377,997	12,481,608

Vanguard VIF Total Bond Market Index Portfolio	108,058,103	63,366,105

Vanguard VIF Total International Stock Market Index Portfolio	3,643,550	932,839

Vanguard VIF Total Stock Market Index Portfolio	5,089,651	1,423,854

VY Clarion Global Real Estate Portfolio-Class I	3,638,174	2,602,832

Wanger International	4,921,645	4,671,612

Wanger Select	1,708,349	1,500,112

Wanger USA	3,139,441	2,544,817

Western Asset Variable Global High Yield Bond Portfolio-Class I	4,824,402	4,838,776

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

Note 5—condensed financial information

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2020	1,725	$34.93 to $35.97	$39.64 to $41.02	$69,519	2.04%	0.10% to 0.60%	13.48% to 14.05%
2019	1,848	$29.57 to $30.30	$34.93 to $35.97	$65,422	2.13%	0.10% to 0.60%	5.60% to 18.69%
2018	1,804	$31.47 to $31.90	$29.57 to $30.30	$53,909	0.02%	0.10% to 0.60%	(6.56)% to (5.70)%
2017	1,790	$27.82 to $28.10	$31.47 to $31.90	$56,804	0.00%	0.25% to 0.60%	13.14% to 13.54%
2016	1,717	$26.37 to $26.54	$27.82 to $28.10	$48,048	2.54%	0.25% to 0.60%	5.50% to 5.87%

TIAA-CREF Life Core Bond Sub-Account
2020	3,616	$43.60 to $46.31	$46.75 to $49.90	$174,475	2.89%	0.10% to 0.60%	7.21% to 7.75%
2019	3,623	$40.07 to $42.35	$43.60 to $46.31	$162,200	2.93%	0.10% to 0.60%	8.82% to 9.37%
2018	3,791	$40.63 to $42.09	$40.07 to $42.35	$155,292	2.59%	0.10% to 0.60%	(1.38)% to 1.08%
2017	3,968	$39.10 to $40.36	$40.63 to $42.09	$164,269	0.02%	0.25% to 0.60%	3.92% to 4.28%
2016	3,756	$37.73 to $38.82	$39.10 to $40.36	$149,247	2.90%	0.25% to 0.60%	3.61% to 3.98%

TIAA-CREF Life Growth Equity Sub-Account
2020	1,594	$54.85 to $58.28	$78.49 to $83.82	$139,006	0.33%	0.10% to 0.60%	43.10% to 43.82%
2019	1,605	$42.21 to $44.63	$54.85 to $58.28	$96,280	0.41%	0.10% to 0.60%	29.95% to 30.60%
2018	1,830	$42.55 to $44.09	$42.21 to $44.63	$82,867	0.34%	0.10% to 0.60%	(6.95)% to (0.46)%
2017	1,825	$31.82 to $32.86	$42.55 to $44.09	$82,458	0.00%	0.25% to 0.60%	33.74% to 34.20%
2016	1,892	$32.32 to $33.26	$31.82 to $32.86	$64,003	0.58%	0.25% to 0.60%	(1.55)% to (1.21)%

TIAA-CREF Life Growth & Income Sub-Account
2020	1,392	$81.94 to $87.04	$98.10 to $104.73	$156,822	1.28%	0.10% to 0.60%	19.72% to 20.32%
2019	1,531	$63.36 to $66.97	$81.94 to $87.04	$142,666	1.02%	0.10% to 0.60%	29.32% to 29.97%
2018	1,617	$68.72 to $71.19	$63.36 to $66.97	$115,416	0.89%	0.10% to 0.60%	(8.49)% to (6.02)%
2017	1,719	$55.80 to $57.60	$68.72 to $71.19	$130,438	0.00%	0.25% to 0.60%	23.17% to 23.60%
2016	1,840	$51.69 to $53.17	$55.80 to $57.60	$112,709	1.43%	0.25% to 0.60%	7.95% to 8.33%

TIAA-CREF Life International Equity Sub-Account
2020	2,355	$33.50 to $35.59	$38.41 to $41.00	$97,294	1.64%	0.10% to 0.60%	14.65% to 15.23%
2019	2,399	$27.39 to $28.94	$33.50 to $35.59	$85,477	2.10%	0.10% to 0.60%	22.34% to 22.95%
2018	2,392	$36.05 to $37.34	$27.39 to $28.94	$69,147	1.03%	0.10% to 0.60%	(24.65)% to (23.77)%
2017	2,501	$27.27 to $28.15	$36.05 to $37.34	$94,539	1.17%	0.25% to 0.60%	32.19% to 32.65%
2016	2,535	$27.15 to $27.93	$27.27 to $28.15	$72,215	1.55%	0.25% to 0.60%	0.45% to 0.80%

TIAA-CREF Life Large-Cap Value Sub-Account
2020	547	$99.90 to $106.11	$103.28 to $110.25	$62,754	2.00%	0.10% to 0.60%	3.38% to 3.90%
2019	601	$78.11 to $82.55	$99.90 to $106.11	$64,670	1.77%	0.10% to 0.60%	27.89% to 28.53%
2018	651	$91.51 to $94.79	$78.11 to $82.55	$54,419	1.39%	0.10% to 0.60%	(14.65)% to (12.52)%
2017	689	$81.95 to $84.59	$91.51 to $94.79	$67,071	0.00%	0.25% to 0.60%	11.67% to 12.06%
2016	759	$69.43 to $71.42	$81.95 to $84.59	$65,986	1.91%	0.25% to 0.60%	18.03% to 18.44%

TIAA-CREF Life Money Market Sub-Account
2020	8,007	$11.45 to $12.17	$11.43 to $12.21	$94,661	0.36%	0.10% to 0.60%	(0.19)% to 0.31%
2019	7,231	$11.29 to $11.94	$11.45 to $12.17	$85,267	2.06%	0.10% to 0.60%	1.48% to 1.99%
2018	7,021	$11.16 to $11.57	$11.29 to $11.94	$81,218	1.71%	0.10% to 0.60%	1.07% to 1.46%
2017	5,648	$11.15 to $11.52	$11.16 to $11.57	$64,243	0.75%	0.25% to 0.60%	0.14% to 0.49%
2016	5,223	$11.18 to $11.51	$11.15 to $11.52	$59,179	0.28%	0.25% to 0.60%	(0.31)% to 0.03%

TIAA-CREF Life Real Estate Securities Sub-Account
2020	510	$130.71 to $138.84	$131.58 to $140.46	$73,531	2.30%	0.10% to 0.60%	0.66% to 1.17%
2019	556	$100.12 to $105.82	$130.71 to $138.84	$78,902	1.94%	0.10% to 0.60%	30.55% to 31.20%
2018	587	$105.18 to $108.95	$100.12 to $105.82	$62,735	1.98%	0.10% to 0.60%	(4.80)% to 2.42%
2017	653	$94.20 to $97.24	$105.18 to $108.95	$72,619	0.00%	0.25% to 0.60%	11.65% to 12.04%
2016	694	$91.16 to $93.77	$94.20 to $97.24	$68,774	2.84%	0.25% to 0.60%	3.34% to 3.70%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Small-Cap Equity Sub-Account
2020		350	$124.87 to $132.63	$140.01 to $149.46	$54,249	0.85%	0.10% to 0.60%	12.13% to 12.69%
2019		355	$101.53 to $107.31	$124.87 to $132.63	$48,298	0.56%	0.10% to 0.60%	22.98% to 23.60%
2018		388	$116.14 to $120.30	$101.53 to $107.31	$42,482	0.60%	0.10% to 0.60%	(13.54)% to (10.41)%
2017		427	$101.68 to $104.96	$116.14 to $120.30	$53,059	0.00%	0.25% to 0.60%	14.21% to 14.61%
2016		451	$85.34 to $87.78	$101.68 to $104.96	$49,103	0.93%	0.25% to 0.60%	19.15% to 19.57%

TIAA-CREF Life Social Choice Equity Sub-Account
2020		760	$77.89 to $82.74	$93.27 to $99.57	$78,413	1.57%	0.10% to 0.60%	19.75% to 20.35%
2019		815	$59.64 to $63.04	$77.89 to $82.74	$68,159	1.56%	0.10% to 0.60%	30.60% to 31.25%
2018		835	$63.53 to $65.80	$59.64 to $63.04	$53,603	1.64%	0.10% to 0.60%	(6.11)% to (3.87)%
2017		868	$52.84 to $54.54	$63.53 to $65.80	$58,670	0.01%	0.25% to 0.60%	20.24% to 20.66%
2016		905	$46.89 to $48.23	$52.84 to $54.54	$50,311	2.45%	0.25% to 0.60%	12.67% to 13.07%

TIAA-CREF Life Stock Index Sub-Account
2020		4,294	$97.01 to $103.06	$116.46 to $124.34	$559,790	1.69%	0.10% to 0.60%	20.04% to 20.64%
2019		4,583	$74.61 to $78.87	$97.01 to $103.06	$491,861	1.67%	0.10% to 0.60%	30.03% to 30.68%
2018		4,565	$79.24 to $82.09	$74.61 to $78.87	$371,932	1.62%	0.10% to 0.60%	(5.88)% to (5.37)%
2017		4,509	$65.87 to $68.01	$79.24 to $82.09	$389,529	0.00%	0.25% to 0.60%	20.29% to 20.71%
2016		4,601	$58.79 to $60.49	$65.87 to $68.01	$324,102	2.29%	0.25% to 0.60%	12.04% to 12.43%

Calamos Growth and Income Portfolio Sub-Account
2020		113	$30.36 to $32.25	$36.95 to $39.44	$4,420	0.48%	0.10% to 0.60%	21.70% to 22.31%
2019		127	$24.33 to $25.71	$30.36 to $32.25	$3,996	1.64%	0.10% to 0.60%	24.81% to 25.44%
2018		142	$25.60 to $26.51	$24.33 to $25.71	$3,556	1.24%	0.10% to 0.60%	(9.14)% to (4.63)%
2017		157	$22.29 to $23.01	$25.60 to $26.51	$4,098	0.85%	0.25% to 0.60%	14.82% to 15.22%
2016		158	$21.09 to $21.70	$22.29 to $23.01	$3,596	2.41%	0.25% to 0.60%	5.69% to 6.06%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2020		657	$43.89 to $46.62	$51.49 to $54.97	$34,895	0.83%	0.10% to 0.60%	17.31% to 17.90%
2019		712	$35.30 to $37.31	$43.89 to $46.62	$32,114	0.98%	0.10% to 0.60%	24.32% to 24.95%
2018		723	$38.75 to $40.14	$35.30 to $37.31	$26,114	0.62%	0.10% to 0.60%	(15.40)% to (8.57)%
2017		703	$33.52 to $34.60	$38.75 to $40.14	$27,798	0.54%	0.25% to 0.60%	15.60% to 16.00%
2016		560	$33.32 to $34.28	$33.52 to $34.60	$19,098	0.83%	0.25% to 0.60%	0.60% to 0.95%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2020		85	$48.24 to $51.24	$68.69 to $73.33	$6,049	0.00%	0.10% to 0.60%	42.41% to 43.12%
2019		87	$38.25 to $40.43	$48.24 to $51.24	$4,333	0.00%	0.10% to 0.60%	26.11% to 26.75%
2018		131	$37.20 to $38.54	$38.25 to $40.43	$5,142	0.00%	0.10% to 0.60%	(16.84)% to 3.18%
2017		83	$30.12 to $31.09	$37.20 to $38.54	$3,153	0.00%	0.25% to 0.60%	23.52% to 23.96%
2016		88	$28.64 to $29.46	$30.12 to $31.09	$2,695	0.00%	0.25% to 0.60%	5.17% to 5.54%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2020		13	$16.26 to $16.77	$15.92 to $16.50	$211	3.76%	0.10% to 0.60%	(2.07)% to (1.58)%
2019		10	$15.33 to $15.61	$16.26 to $16.77	$165	0.88%	0.10% to 0.59%	1.61% to 6.42%
2018		8	$17.46 to $17.72	$15.33 to $15.61	$124	2.67%	0.24% to 0.59%	(12.19)% to (11.12)%
2017		13	$17.30 to $17.49	$17.46 to $17.72	$224	9.44%	0.25% to 0.60%	0.91% to 1.26%
2016		14	$15.54 to $15.66	$17.30 to $17.49	$240	0.00%	0.25% to 0.60%	11.35% to 11.74%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2020		3,483	$17.19 to $18.26	$18.98 to $20.26	$68,494	2.73%	0.10% to 0.60%	10.37% to 10.93%
2019		3,586	$15.66 to $16.55	$17.19 to $18.26	$63,592	2.72%	0.10% to 0.60%	9.77% to 10.32%
2018		2,960	$16.10 to $16.68	$15.66 to $16.55	$47,602	3.12%	0.10% to 0.60%	(2.71)% to 0.28%
2017		2,828	$15.39 to $15.89	$16.10 to $16.68	$46,593	2.63%	0.25% to 0.60%	4.59% to 4.96%
2016		2,881	$14.96 to $15.39	$15.39 to $15.89	$45,239	3.37%	0.25% to 0.60%	2.90% to 3.27%

Delaware VIP International Series—Standard Class Sub-Account
2020	(x)	2,616	$17.35 to $18.28	$17.43 to $18.61	$47,083	0.00%	0.12% to 0.71%	1.19% to 1.21%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2020		414	$76.27 to $81.02	$74.37 to $79.39	$31,826	1.34%	0.10% to 0.60%	(2.49)% to (2.00)%
2019		381	$59.88 to $63.29	$76.27 to $81.02	$29,919	1.04%	0.10% to 0.60%	27.37% to 28.01%
2018		382.947	$72.34 to $74.93	$59.88 to $63.29	$23,516	0.84%	0.10% to 0.60%	(17.22)% to (13.63)%
2017		390	$64.94 to $67.04	$72.34 to $74.93	$28,809	0.83%	0.25% to 0.60%	11.38% to 11.77%
2016		393	$49.72 to $51.14	$64.94 to $67.04	$26,012	1.03%	0.25% to 0.60%	30.62% to 31.08%

DFA VA Equity Allocation Portfolio Sub-Account
2020		875	$30.73 to $31.11	$34.26 to $34.86	$30,275	1.75%	0.10% to 0.60%	11.49% to 12.05%
2019		941	$24.55 to $24.73	$30.73 to $31.11	$29,124	1.93%	0.10% to 0.60%	25.16% to 25.78%
2018		862	$27.83 to $27.86	$24.55 to $24.73	$21,249	1.91%	0.10% to 0.60%	(12.41)% to (11.09)%
2017	(v)	668	$25.00	$27.83 to $27.86	$18,616	3.18%	0.25% to 0.49%	11.30% to 11.43%

DFA VA Global Bond Portfolio Sub-Account
2020		2,151	$28.15 to $29.25	$28.39 to $29.65	$62,594	0.03%	0.10% to 0.60%	0.85% to 1.36%
2019		2,031	$27.18 to $28.10	$28.15 to $29.25	$58,438	2.72%	0.10% to 0.60%	0.05% to 4.08%
2018		1,742	$26.88 to $27.41	$27.18 to $28.10	$48,220	5.17%	0.10% to 0.60%	1.14% to 1.88%
2017		1,342	$26.48 to $26.91	$26.88 to $27.41	$36,643	1.93%	0.25% to 0.60%	1.50% to 1.86%
2016		1,093	$26.18 to $26.52	$26.48 to $26.91	$29,316	1.93%	0.25% to 0.60%	1.12% to 1.47%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2020		1,040	$34.35 to $35.42	$38.00 to $39.38	$40,254	1.14%	0.10% to 0.60%	10.62% to 27.85%
2019		1,049	$29.25 to $30.02	$34.35 to $35.42	$36,602	2.37%	0.10% to 0.60%	17.42% to 18.01%
2018		1,025	$31.61 to $32.07	$29.25 to $30.02	$30,373	2.28%	0.10% to 0.60%	(8.44)% to (7.08)%
2017		835	$27.76 to $28.07	$31.61 to $32.07	$26,670	1.24%	0.25% to 0.60%	13.88% to 14.27%
2016		1,575	$25.60 to $25.80	$27.76 to $28.07	$44,117	1.83%	0.25% to 0.60%	8.42% to 8.80%

DFA VA International Small Portfolio Sub-Account
2020		1,036	$43.63 to $45.34	$47.46 to $49.56	$50,232	2.19%	0.10% to 0.60%	8.76% to 9.30%
2019		1,048	$35.43 to $36.63	$43.63 to $45.34	$46,598	2.82%	0.10% to 0.60%	23.16% to 23.77%
2018		1,010	$44.43 to $45.32	$35.43 to $36.63	$36,357	1.74%	0.10% to 0.60%	(20.40)% to (19.97)%
2017		856	$34.39 to $34.96	$44.43 to $45.32	$38,536	2.98%	0.25% to 0.60%	29.17% to 29.62%
2016		618	$32.57 to $32.99	$34.39 to $34.96	$21,490	3.07%	0.25% to 0.60%	5.60% to 5.97%

DFA VA International Value Portfolio Sub-Account
2020		2,572	$35.95 to $37.36	$35.11 to $36.66	$92,346	2.60%	0.10% to 0.60%	(2.35)% to (1.86)%
2019		2,230	$31.22 to $32.28	$35.95 to $37.36	$81,784	4.14%	0.10% to 0.60%	15.17% to 15.74%
2018		1,587	$37.88 to $38.64	$31.22 to $32.28	$50,351	3.08%	0.10% to 0.60%	(17.81)% to (17.29)%
2017		1,138	$30.29 to $30.79	$37.88 to $38.64	$43,737	3.45%	0.25% to 0.60%	25.06% to 25.49%
2016		821	$27.93 to $28.29	$30.29 to $30.79	$25,168	4.02%	0.25% to 0.60%	8.46% to 8.84%

DFA VA Short-Term Fixed Portfolio Sub-Account
2020		3,092	$25.59 to $26.59	$25.58 to $26.72	$80,902	0.64%	0.10% to 0.60%	0.00% to 0.50%
2019		2,756	$25.11 to $25.96	$25.59 to $26.59	$71,891	2.31%	0.10% to 0.60%	1.90% to 2.41%
2018		2,701	$24.82 to $25.32	$25.11 to $25.96	$68,908	1.68%	0.10% to 0.60%	1.17% to 1.52%
2017		2,254	$24.76 to $25.17	$24.82 to $25.32	$56,713	1.27%	0.25% to 0.60%	0.23% to 0.58%
2016		1,403	$24.71 to $25.03	$24.76 to $25.17	$35,136	0.83%	0.25% to 0.60%	0.19% to 0.54%

DFA VA US Large Value Portfolio Sub-Account
2020		970	$60.43 to $62.79	$59.24 to $61.86	$58,724	2.34%	0.10% to 0.60%	(1.97)% to (1.47)%
2019		929	$48.33 to $49.97	$60.43 to $62.79	$57,261	2.17%	0.10% to 0.60%	25.03% to 25.66%
2018		942	$55.33 to $56.43	$48.33 to $49.97	$46,258	2.35%	0.10% to 0.60%	(13.48)% to (10.85)%
2017		775	$46.74 to $47.51	$55.33 to $56.43	$43,475	2.38%	0.25% to 0.60%	18.37% to 18.78%
2016		467	$39.55 to $40.07	$46.74 to $47.51	$22,114	2.39%	0.25% to 0.60%	18.16% to 18.58%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

DFA VA US Targeted Value Portfolio Sub-Account
2020	634	$53.18 to $55.26	$54.97 to $57.41	$35,672	1.86%	0.10 to %0.60%	3.36% to 3.88%
2019	595	$43.66 to $45.14	$53.18 to $55.26	$32,307	1.57%	0.10 to %0.60%	21.83% to 22.44%
2018	527	$52.20 to $53.25	$43.66 to $45.14	$23,397	1.07%	0.10 to %0.60%	(22.68)% to (15.20)%
2017	416	$47.85 to $48.63	$52.20 to $53.25	$22,040	1.28%	0.25 to %0.60%	9.11% to 9.49%
2016	282	$37.75 to $38.24	$47.85 to $48.63	$13,680	1.31%	0.25 to %0.60%	26.73% to 27.17%

Franklin Income VIP Fund-Class 1 Sub-Account
2020	272	$32.25 to $34.26	$32.37 to $34.56	$9,198	5.83%	0.10 to %0.60%	0.37% to 0.87%
2019	302	$27.87 to $29.46	$32.25 to $34.26	$10,059	5.41%	0.10 to %0.60%	15.72% to 16.30%
2018	310	$29.24 to $30.28	$27.87 to $29.46	$8,883	4.82%	0.10 to %0.60%	(4.67)% to (3.11)%
2017	334	$26.75 to $27.61	$29.24 to $30.28	$9,986	4.28%	0.25 to %0.60%	9.29% to 9.67%
2016	285	$23.54 to $24.21	$26.75 to $27.61	$7,781	4.93%	0.25 to %0.60%	13.65% to 14.05%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2020	57	$35.73 to $37.95	$33.80 to $36.08	$2,005	2.79%	0.10% to 0.60%	(5.42)% to (4.94)%
2019	59	$29.24 to $30.91	$35.73 to $37.95	$2,177	2.09%	0.10% to 0.60%	22.19% to 22.80%
2018	61	$32.28 to $33.44	$29.24 to $30.91	$1,843	2.41%	0.10% to 0.60%	(9.40)% to (9.02)%
2017	69	$29.89 to $30.85	$32.28 to $33.44	$2,291	2.40%	0.25% to 0.60%	7.99% to 8.36%
2016	75	$25.84 to $26.58	$29.89 to $30.85	$2,278	2.27%	0.25% to 0.60%	15.66% to 16.06%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2020	186	$56.67 to $60.19	$87.61 to $93.52	$16,919	0.00%	0.10% to 0.60%	54.59% to 55.37%
2019	170	$43.25 to $45.72	$56.67 to $60.19	$9,924	0.00%	0.10% to 0.60%	31.01% to 31.67%
2018	138	$45.88 to $47.52	$43.25 to $45.72	$6,145	0.00%	0.10% to 0.60%	(9.40)% to (5.39)%
2017	141	$37.91 to $39.13	$45.88 to $47.52	$6,625	0.00%	0.25% to 0.60%	21.02% to 21.44%
2016	148	$36.53 to $37.58	$37.91 to $39.13	$5,710	0.00%	0.25% to 0.60%	3.78% to 4.14%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2020	102	$115.68 to $122.88	$160.30 to $171.12	$17,101	0.27%	0.10% to 0.60%	38.57% to 39.26%
2019	106	$84.85 to $89.68	$115.68 to $122.88	$12,707	0.15%	0.10% to 0.60%	36.34% to 37.02%
2018	93	$83.70 to $86.70	$84.85 to $89.68	$8,104	0.00%	0.10% to 0.60%	(6.92)% to 1.73%
2017	120	$64.62 to $66.70	$83.70 to $86.70	$10,337	0.00%	0.25% to 0.60%	29.54% to 29.99%
2016	92	$63.61 to $65.43	$64.62 to $66.70	$6,046	0.00%	0.25% to 0.60%	1.59% to 1.94%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2020	26	$61.75 to $65.60	$71.39 to $76.21	$1,942	1.37%	0.10% to 0.59%	15.60% to 16.18%
2019	26	$48.91 to $51.70	$61.75 to $65.60	$1,689	1.90%	0.10% to 0.60%	26.26% to 26.89%
2018	27	$57.85 to $59.93	$48.91 to $51.70	$1,362	1.65%	0.10% to 0.60%	(18.44)% to (15.16)%
2017	28	$44.39 to $45.82	$57.85 to $59.93	$1,666	1.67%	0.25% to 0.60%	30.34% to 30.79%
2016	29	$47.73 to $49.10	$44.39 to $45.82	$1,324	4.74%	0.25% to 0.60%	(7.01)% to (6.68)%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2020	214	$38.50 to $40.90	$37.92 to $40.48	$8,484	1.22%	0.10% to 0.60%	(1.51)% to (1.02)%
2019	233	$29.72 to $31.41	$38.50 to $40.90	$9,264	1.18%	0.10% to 0.60%	29.57% to 30.22%
2018	238	$34.62 to $35.86	$29.72 to $31.41	$7,263	1.02%	0.10% to 0.60%	(14.15)% to (12.77)%
2017	281	$30.56 to $31.55	$34.62 to $35.86	$9,982	0.76%	0.25% to 0.60%	13.26% to 13.65%
2016	312	$25.83 to $26.57	$30.56 to $31.55	$9,747	1.05%	0.25% to 0.60%	18.32% to 18.73%

John Hancock Emerging Markets Value Trust Sub-Account
2020	1,415	$29.98 to $30.75	$30.91 to $31.86	$44,380	2.60%	0.10% to 0.60%	3.10% to 3.62%
2019	1,279	$27.20 to $27.76	$29.98 to $30.75	$38,804	3.48%	0.10% to 0.60%	10.23% to 10.78%
2018	997	$31.63 to $31.97	$27.20 to $27.76	$27,363	2.88%	0.10% to 0.60%	(15.69)% to (10.51)%
2017	756	$23.98 to $24.15	$31.63 to $31.97	$24,077	1.95%	0.25% to 0.60%	31.88% to 32.35%
2016	494	$20.43 to $20.51	$23.98 to $24.15	$11,890	2.58%	0.25% to 0.60%	17.38% to 17.79%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Matson Money Fixed Income VI Portfolio Sub-Account
2020		1,014	$25.76 to $26.30	$26.44 to $27.17	$27,235	0.66%	0.20% to 0.60%	0.50% to 2.97%
2019		1,095	$24.80 to $25.22	$25.76 to $26.30	$28,585	1.69%	0.25% to 0.60%	3.90% to 4.26%
2018		1,099	$24.80 to $25.14	$24.80 to $25.22	$27,526	2.22%	0.25% to 0.60%	(0.01)% to 0.34%
2017		1,054	$24.74 to $24.98	$24.80 to $25.14	$26,361	0.95%	0.25% to 0.60%	0.26% to 0.61%
2016		888	$24.70 to $24.86	$24.74 to $24.98	$22,113	0.51%	0.25% to 0.60%	0.14% to 0.49%

Matson Money International Equity VI Portfolio Sub-Account
2020		647	$27.95 to $28.78	$28.49 to $29.49	$18,732	1.57%	0.25% to 0.60%	1.95% to 2.46%
2019		671	$23.96 to $24.55	$27.95 to $28.78	$19,017	2.29%	0.10% to 0.60%	16.66% to 17.24%
2018		629	$29.87 to $30.28	$23.96 to $24.55	$15,237	1.62%	0.25% to 0.60%	(19.80)% to (15.66)%
2017		513	$23.63 to $23.87	$29.87 to $30.28	$15,452	2.07%	0.25% to 0.60%	26.42% to 26.87%
2016		529	$22.07 to $22.22	$23.63 to $23.87	$12,575	2.10%	0.25% to 0.60%	7.06% to 7.44%

Matson Money U.S. Equity VI Portfolio Sub-Account
2020		655	$36.50 to $37.25	$38.31 to $39.24	$25,508	1.06%	0.25% to 0.60%	4.97% to 5.34%
2019		694	$29.93 to $30.44	$36.50 to $37.25	$25,681	0.87%	0.25% to 0.60%	21.96% to 22.39%
2018		662	$34.33 to $34.80	$29.93 to $30.44	$20,010	0.88%	0.25% to 0.60%	(12.83)% to (12.52)%
2017		614	$30.47 to $30.78	$34.33 to $34.80	$21,247	1.13%	0.25% to 0.60%	12.65% to 13.04%
2016		609	$25.42 to $25.59	$30.47 to $30.78	$18,667	0.82%	0.25% to 0.60%	19.86% to 20.28%

MFS Global Equity Series—Initial Class Sub-Account
2020		140	$34.26 to $36.39	$38.58 to $41.19	$5,621	1.19%	0.10% to 0.60%	12.61% to 13.17%
2019		155	$26.40 to $27.90	$34.26 to $36.39	$5,506	1.11%	0.10% to 0.60%	29.79% to 30.44%
2018		139	$29.42 to $30.48	$26.40 to $27.90	$3,786	0.90%	0.10% to 0.60%	(10.29)% to (7.09)%
2017		182	$23.86 to $24.63	$29.42 to $30.48	$5,495	0.90%	0.25% to 0.60%	23.33% to 23.76%
2016		154	$22.36 to $23.00	$23.86 to $24.63	$3,740	0.99%	0.25% to 0.60%	6.71% to 7.08%

MFS Growth Series—Initial Class Sub-Account
2020		10	$82.82 to $87.97	$108.55 to $115.88	$1,128	0.00%	0.10% to 0.58%	31.07% to 31.73%
2019		10	$60.31 to $63.74	$82.82 to $87.97	$889	0.00%	0.10% to 0.59%	37.32% to 38.01%
2018		14	$59.10 to $61.22	$60.31 to $63.74	$892	0.08%	0.10% to 0.60%	(9.74)% to 2.41%
2017		15	$45.24 to $46.70	$59.10 to $61.22	$910	0.10%	0.25% to 0.60%	30.62% to 31.08%
2016		17	$44.43 to $45.70	$45.24 to $46.70	$770	0.04%	0.25% to 0.60%	1.83% to 2.19%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2020		204	$35.74 to $37.97	$43.53 to $46.47	$9,207	0.43%	0.10% to 0.60%	21.79% to 22.40%
2019		229	$25.69 to $27.15	$35.74 to $37.97	$8,442	0.68%	0.10% to 0.60%	39.12% to 39.81%
2018		152	$25.64 to $26.56	$25.69 to $27.15	$4,014	0.52%	0.10% to 0.60%	(9.18)% to 0.56%
2017		229	$20.09 to $20.73	$25.64 to $26.56	$6,016	0.65%	0.25% to 0.60%	27.66% to 28.10%
2016		182	$19.05 to $19.59	$20.09 to $20.73	$3,721	0.59%	0.25% to 0.60%	5.44% to 5.81%

MFS Utilities Series—Initial Class Sub-Account
2020		44	$69.01 to $73.30	$72.65 to $77.55	$3,304	2.34%	0.10% to 0.60%	5.27% to 5.80%
2019		49	$55.51 to $58.67	$69.01 to $73.30	$3,496	4.04%	0.10% to 0.60%	24.32% to 24.94%
2018		45	$55.26 to $57.24	$55.51 to $58.67	$2,556	1.02%	0.10% to 0.60%	(2.98)% to 0.81%
2017		51	$48.41 to $49.97	$55.26 to $57.24	$2,854	4.21%	0.25% to 0.60%	14.15% to 14.55%
2016		49	$43.69 to $44.94	$48.41 to $49.97	$2,440	3.75%	0.25% to 0.60%	10.81% to 11.19%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Sub-Account
2020		1,410	$31.34 to $33.29	$30.34 to $32.39	$44,093	1.28%	0.10% to 0.60%	(3.20)% to (2.72)%
2019		1,242	$27.01 to $28.55	$31.34 to $33.29	$39,999	0.73%	0.10% to 0.60%	16.05% to 16.63%
2018		1,182	$32.07 to $33.22	$27.01 to $28.55	$32,688	0.66%	0.10% to 0.60%	(19.53)% to (15.33)%
2017		1,194	$27.64 to $28.53	$32.07 to $33.22	$39,124	0.87%	0.25% to 0.60%	16.04% to 16.44%
2016		1,147	$23.94 to $24.62	$27.64 to $28.53	$32,295	0.72%	0.25% to 0.60%	15.47% to 15.88%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio-I Class Sub-Account
2020		50	$38.24 to $40.62	$45.45 to $48.52	$2,365	0.60%	0.10% to 0.60%	18.85% to 19.44%
2019	(w)	57	$33.59 to $36.74	$38.24 to $40.62	$2,248	0.59%	0.10% to 0.60%	10.14% to 10.51%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2020	282	$19.50 to $20.71	$20.96 to $22.38	$6,208	5.33%	0.10% to 0.60%	7.52% to 8.06%
2019	239	$17.52 to $18.52	$19.50 to $20.71	$4,819	3.09%	0.10% to 0.60%	11.25% to 11.80%
2018	239	$18.60 to $19.26	$17.52 to $18.52	$4,304	3.26%	0.10% to 0.60%	(5.77)% to (3.31)%
2017	232	$16.45 to $16.98	$18.60 to $19.26	$4,422	4.96%	0.25% to 0.60%	13.09% to 13.48%
2016	203	$14.63 to $15.05	$16.45 to $16.98	$3,402	2.84%	0.25% to 0.60%	12.40% to 12.80%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2020	92	$16.63 to $17.15	$16.78 to $17.39	$1,579	6.13%	0.10% to 0.60%	0.89% to 1.40%
2019	93	$14.99 to $15.38	$16.63 to $17.15	$1,574	4.56%	0.10% to 0.60%	10.97% to 11.52%
2018	117	$17.54 to $17.80	$14.99 to $15.38	$1,782	2.09%	0.10% to 0.61%	(14.56)% to (8.48)%
2017	99	$17.23 to $17.43	$17.54 to $17.80	$1,754	11.29%	0.25% to 0.60%	1.79% to 2.14%
2016	81	$15.05 to $15.16	$17.23 to $17.43	$1,407	1.26%	0.25% to 0.60%	14.53% to 14.93%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2020	1,165	$32.36 to $33.37	$34.38 to $35.63	$40,719	4.73%	0.10% to 0.60%	6.23% to 6.76%
2019	1,184	$28.32 to $29.06	$32.36 to $33.37	$38,845	4.57%	0.10% to 0.60%	14.26% to 14.83%
2018	1,196	$29.86 to $30.30	$28.32 to $29.06	$34,255	4.29%	0.10% to 0.60%	(5.16)% to (3.09)%
2017	999	$27.30 to $27.60	$29.86 to $30.30	$30,107	5.21%	0.25% to 0.60%	9.40% to 9.78%
2016	723	$24.19 to $24.38	$27.30 to $27.60	$19,862	5.42%	0.25% to 0.60%	12.84% to 13.23%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2020	259	$18.69 to $19.85	$20.49 to $21.87	$5,552	2.58%	0.10% to 0.60%	9.62% to 10.17%
2019	250	$17.69 to $18.70	$18.69 to $19.85	$4,867	2.61%	0.10% to 0.60%	5.65% to 6.18%
2018	284	$18.55 to $19.21	$17.69 to $18.70	$5,192	6.53%	0.10% to 0.60%	(4.63)% to (2.39)%
2017	298	$17.15 to $17.70	$18.55 to $19.21	$5,673	2.19%	0.25% to 0.60%	8.14% to 8.52%
2016	274	$16.56 to $17.03	$17.15 to $17.70	$4,808	1.66%	0.25% to 0.60%	3.58% to 3.94%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2020	5,162	$18.22 to $19.35	$20.26 to $21.63	$108,156	1.57%	0.10% to 0.60%	11.21% to 11.77%
2019	5,546	$16.88 to $17.84	$18.22 to $19.35	$103,984	1.81%	0.10% to 0.60%	7.95% to 8.49%
2018	5,926	$17.33 to $17.96	$16.88 to $17.84	$102,503	2.60%	0.10% to 0.60%	(2.65)% to (1.36)%
2017	5,337	$16.80 to $17.34	$17.33 to $17.96	$94,591	2.54%	0.25% to 0.60%	3.19% to 3.55%
2016	3,963	$16.04 to $16.50	$16.80 to $17.34	$67,871	2.44%	0.25% to 0.60%	4.73% to 5.09%

PVC Equity Income Account—Class 1 Sub-Account
2020	1,903	$46.74 to $49.65	$49.45 to $52.79	$97,393	2.02%	0.10% to 0.60%	5.80% to 6.33%
2019	1,927	$36.43 to $38.50	$46.74 to $49.65	$92,711	1.93%	0.10% to 0.60%	28.31% to 28.96%
2018	1,983	$38.58 to $39.96	$36.43 to $38.50	$74,025	1.96%	0.10% to 0.60%	(9.96)% to (4.35)%
2017	2,059	$32.06 to $33.09	$38.58 to $39.96	$81,197	2.30%	0.25% to 0.60%	20.35% to 20.77%
2016	1,965	$27.87 to $28.67	$32.06 to $33.09	$64,213	2.79%	0.25% to 0.60%	15.03% to 15.43%

PVC MidCap Account-Class 1 Sub-Account
2020	115	$58.68 to $62.32	$69.02 to $73.68	$8,282	0.72%	0.10% to 0.60%	17.63% to 18.22%
2019	124	$41.25 to $43.60	$58.68 to $62.32	$7,512	0.28%	0.10% to 0.60%	42.24% to 42.95%
2018	132	$44.41 to $46.00	$41.25 to $43.60	$5,606	0.26%	0.10% to 0.60%	(7.11)% to (5.09)%
2017	152	$35.59 to $36.74	$44.41 to $46.00	$6,907	0.55%	0.25% to 0.60%	24.77% to 25.20%
2016	166	$32.44 to $33.37	$35.59 to $36.74	$6,047	0.42%	0.25% to 0.60%	9.71% to 10.09%

Prudential Series Fund-Jennison 20/20 Focus Portfolio—Class II Sub-Account
2020	477	$40.69 to $43.23	$52.75 to $56.32	$26,159	0.00%	0.10% to 0.60%	29.63% to 30.28%
2019	510	$31.88 to $33.70	$40.69 to $43.23	$21,420	0.00%	0.10% to 0.60%	27.63% to 28.27%
2018	537	$34.03 to $35.24	$31.88 to $33.70	$17,584	0.00%	0.10% to 0.60%	(12.98)% to (5.96)%
2017	580	$26.38 to $27.23	$34.03 to $35.24	$20,194	0.00%	0.25% to 0.60%	28.97% to 29.42%
2016	619	$26.22 to $26.97	$26.38 to $27.23	$16,666	0.00%	0.25% to 0.60%	0.63% to 0.98%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Prudential Series Fund-Natural Resources Portfolio—Class II Sub-Account
2020		47	$36.08 to $38.33	$40.10 to $42.81	$1,993	0.00%	0.10% to 0.60%	11.15% to 11.71%
2019		42	$32.92 to $34.80	$36.08 to $38.33	$1,586	0.00%	0.10% to 0.60%	9.59% to 10.14%
2018		46	$40.60 to $42.06	$32.92 to $34.80	$1,550	0.00%	0.10% to 0.60%	(22.93)% to (18.62)%
2017		43	$41.06 to $42.39	$40.60 to $42.06	$1,798	0.00%	0.25% to 0.60%	(1.13)% to (0.78)%
2016		50	$33.10 to $34.04	$41.06 to $42.39	$2,098	0.00%	0.25% to 0.60%	24.08% to 24.51%

Prudential Series Fund-Value Portfolio—Class II Sub-Account
2020		155	$48.12 to $51.11	$49.34 to $52.67	$8,058	0.00%	0.10% to 0.60%	2.53% to 3.05%
2019		155	$38.55 to $40.74	$48.12 to $51.11	$7,723	0.00%	0.10% to 0.60%	24.83% to 25.45%
2018		133	$43.20 to $44.75	$38.55 to $40.74	$5,270	0.00%	0.10% to 0.60%	(10.77)% to (7.42)%
2017		144	$37.31 to $38.51	$43.20 to $44.75	$6,362	0.00%	0.25% to 0.60%	15.81% to 16.22%
2016		154	$33.82 to $34.79	$37.31 to $38.51	$5,851	0.00%	0.25% to 0.60%	10.29% to 10.68%

Royce Capital Fund Micro—Cap Portfolio—Investment Class Sub-Account
2020		24	$21.46 to $22.80	$26.41 to $28.19	$662	0.00%	0.10% to 0.60%	7.83% to 23.67%
2019		23	$18.06 to $19.09	$21.46 to $22.80	$511	0.00%	0.10% to 0.59%	18.84% to 19.43%
2018		57	$19.98 to $20.69	$18.06 to $19.09	$1,053	0.00%	0.14% to 0.72%	(19.51)% to (9.27)%
2017		40	$19.11 to $19.72	$19.98 to $20.69	$823	0.26%	0.25% to 0.60%	4.56% to 4.92%
2016		103	$16.06 to $16.52	$19.11 to $19.72	$2,009	1.06%	0.25% to 0.60%	19.00% to 19.41%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2020		346	$21.33 to $22.66	$19.69 to $21.02	$7,122	1.09%	0.10% to 0.60%	(7.71)% to (7.24)%
2019		328	$18.08 to $19.11	$21.33 to $22.66	$7,239	0.73%	0.10% to 0.60%	17.96% to 18.55%
2018		302	$19.85 to $20.56	$18.08 to $19.11	$5,619	0.72%	0.10% to 0.60%	(11.77)% to (8.57)%
2017		329	$18.95 to $19.56	$19.85 to $20.56	$6,691	0.95%	0.25% to 0.60%	4.75% to 5.11%
2016		344	$15.76 to $16.21	$18.95 to $19.56	$6,666	1.78%	0.25% to 0.60%	20.24% to 20.66%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2020		143	$41.06 to $42.11	$52.91 to $54.53	$7,677	0.00%	0.10% to 0.60%	28.84% to 29.49%
2019		128	$32.04 to $32.69	$41.06 to $42.11	$5,309	0.00%	0.10% to 0.60%	28.17% to 28.82%
2018		142	$31.88 to $32.22	$32.04 to $32.69	$4,580	0.00%	0.10% to 0.60%	(9.53)% to 0.85%
2017		95	$25.14 to $25.32	$31.88 to $32.22	$3,038	0.00%	0.25% to 0.60%	26.82% to 27.27%
2016		68	$28.25 to $28.35	$25.14 to $25.32	$1,722	0.00%	0.24% to 0.60%	(11.02)% to (10.71)%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2020		1,877	$26.47 to $27.53	$27.55 to $28.79	$52,806	1.97%	0.10% to 0.60%	4.08% to 4.61%
2019		1,824	$25.52 to $26.40	$26.47 to $27.53	$49,144	2.40%	0.10% to 0.60%	3.73% to 4.25%
2018		1,768	$25.37 to $25.89	$25.52 to $26.40	$45,791	2.01%	0.10% to 0.60%	0.57% to 1.45%
2017		1,638	$25.26 to $25.69	$25.37 to $25.89	$42,082	1.47%	0.25% to 0.60%	0.45% to 0.80%
2016		1,489	$25.07 to $25.41	$25.26 to $25.69	$37,993	1.36%	0.25% to 0.60%	0.76% to 1.11%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2020		931	$18.19 to $19.32	$21.23 to $22.66	$20,469	4.39%	0.10% to 0.60%	16.69% to 17.27%
2019		899	$14.42 to $15.24	$18.19 to $19.32	$16,856	1.24%	0.10% to 0.60%	26.16% to 26.79%
2018		967	$17.16 to $17.77	$14.42 to $15.24	$14,312	1.14%	0.10% to 0.60%	(15.95)% to (13.49)%
2017		1,033	$12.27 to $12.67	$17.16 to $17.77	$18,148	1.16%	0.25% to 0.60%	39.81% to 40.30%
2016		1,113	$10.48 to $10.78	$12.27 to $12.67	$13,935	1.09%	0.25% to 0.60%	17.09% to 17.50%

Vanguard VIF Balanced Portfolio Sub-Account
2020	(y)	25	$25.95 to $27.58	$30.07 to $30.15	$742	0.00%	0.11% to 0.51%	9.44% to 15.20%

Vanguard VIF Capital Growth Portfolio Sub-Account
2020		272	$44.81 to $45.96	$52.33 to $53.93	$14,529	1.49%	0.10% to 0.60%	16.77% to 17.36%
2019		309	$35.64 to $36.37	$44.81 to $45.96	$14,047	1.08%	0.10% to 0.60%	10.16% to 26.37%
2018		316	$36.28 to $36.67	$35.64 to $36.37	$11,385	0.81%	0.10% to 0.60%	(10.44)% to (1.43)%
2017		277	$28.33 to $28.53	$36.28 to $36.67	$10,125	0.64%	0.25% to 0.60%	28.06% to 28.51%
2016		73	$25.71 to $25.81	$28.33 to $28.53	$2,086	1.04%	0.25% to 0.59%	10.18% to 20.44%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-69

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Conservative Allocation Portfolio Sub-Account
2020	(z)	29	$24.93 to $27.33	$28.92 to $29.02	$843	0.00%	0.10% to 0.51%	6.07% to 15.62%

Vanguard VIF Equity Index Portfolio Sub-Account
2020		2,602	$43.10 to $44.21	$50.64 to $52.20	$134,497	1.65%	0.10% to 0.60%	17.49% to 18.08%
2019		2,511	$33.03 to $33.70	$43.10 to $44.21	$110,048	1.79%	0.10% to 0.60%	11.44% to 31.17%
2018		2,208	$34.79 to $35.17	$33.03 to $33.70	$73,845	1.64%	0.10% to 0.60%	(5.08)% to (3.49)%
2017		2,056	$28.77 to $28.98	$34.79 to $35.17	$72,226	1.74%	0.25% to 0.60%	20.93% to 21.35%
2016		1,894	$25.89 to $25.98	$28.77 to $28.98	$54,854	0.80%	0.25% to 0.60%	11.14% to 11.53%

Vanguard VIF Global Bond Index Portfolio Sub-Account
2020	(aa)	48	$24.87 to $25.43	$25.54 to $25.61	$1,238	0.00%	0.11% to 0.50%	0.50% to 2.73%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2020		1,447	$32.60 to $33.44	$34.25 to $35.30	$50,273	5.59%	0.10% to 0.60%	5.04% to 5.57%
2019		1,503	$28.36 to $28.94	$32.60 to $33.44	$49,592	5.63%	0.10% to 0.60%	14.98% to 15.56%
2018		1,380	$29.33 to $29.64	$28.36 to $28.94	$39,486	4.50%	0.10% to 0.60%	(3.32)% to (2.22)%
2017		1,186	$27.57 to $27.77	$29.33 to $29.64	$35,021	4.23%	0.25% to 0.60%	6.37% to 6.74%
2016		752	$24.91 to $25.00	$27.57 to $27.77	$20,834	4.04%	0.25% to 0.60%	10.69% to 11.08%

Vanguard VIF International Portfolio Sub-Account
2020	(ab)	48	$27.47 to $36.04	$43.17 to $43.32	$2,059	0.00%	0.10% to 0.61%	19.95% to 56.75%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2020		1,782	$38.86 to $39.86	$45.61 to $47.01	$82,556	1.46%	0.10% to 0.60%	17.37% to 17.95%
2019		1,754	$29.87 to $30.49	$38.86 to $39.86	$69,007	1.39%	0.10% to 0.60%	30.09% to 30.74%
2018		1,486	$33.15 to $33.50	$29.87 to $30.49	$44,813	1.09%	0.10% to 0.60%	(11.63)% to (9.56)%
2017		1,098	$28.00 to $28.21	$33.15 to $33.50	$36,655	1.02%	0.25% to 0.60%	18.37% to 18.78%
2016		666	$25.35 to $25.45	$28.00 to $28.21	$18,748	1.07%	0.25% to 0.60%	10.45% to 10.84%

Vanguard VIF Moderate Allocation Portfolio Sub-Account
2020	(ac)	48	$25.04 to $30.25	$30.71 to $30.81	$1,469	0.00%	0.10% to 0.62%	1.58% to 22.65%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2020		847	$34.88 to $35.77	$32.99 to $34.00	$28,404	2.49%	0.10% to 0.60%	(5.42)% to (4.95)%
2019		793	$27.24 to $27.80	$34.88 to $35.77	$28,008	2.66%	0.10% to 0.60%	28.04% to 28.68%
2018		796	$28.96 to $29.27	$27.24 to $27.80	$21,909	2.72%	0.10% to 0.60%	(7.66)% to 2.13%
2017		615	$27.80 to $28.00	$28.96 to $29.27	$17,944	2.17%	0.25% to 0.60%	4.15% to 4.52%
2016		395	$25.81 to $25.91	$27.80 to $28.00	$11,041	1.94%	0.25% to 0.60%	7.71% to 8.09%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2020		475	$41.54 to $42.60	$50.86 to $52.42	$24,568	0.65%	0.10% to 0.60%	22.45% to 23.06%
2019		476	$32.62 to $33.29	$41.54 to $42.60	$20,052	0.46%	0.10% to 0.60%	27.34% to 27.98%
2018		471	$35.38 to $35.76	$32.62 to $33.29	$15,529	0.35%	0.10% to 0.60%	(18.32)% to (7.50)%
2017		361	$28.83 to $29.04	$35.38 to $35.76	$12,857	0.45%	0.25% to 0.60%	22.73% to 23.16%
2016		309	$25.24 to $25.33	$28.83 to $29.04	$8,946	0.28%	0.25% to 0.60%	14.25% to 14.65%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2020		7,980	$27.96 to $28.67	$29.90 to $30.82	$242,375	2.36%	0.10% to 0.60%	6.94% to 7.47%
2019		6,630	$25.88 to $26.41	$27.96 to $28.67	$187,721	2.32%	0.10% to 0.60%	8.02% to 8.57%
2018		4,725	$26.07 to $26.35	$25.88 to $26.41	$123,467	2.05%	0.10% to 0.60%	(0.73)% to 1.87%
2017		3,213	$25.35 to $25.53	$26.07 to $26.35	$84,390	1.88%	0.25% to 0.60%	2.86% to 3.22%
2016		1,701	$24.88 to $24.98	$25.35 to $25.53	$43,317	1.80%	0.25% to 0.60%	1.86% to 2.22%

Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
2020	(ad)	95	$24.95 to $29.59	$34.64 to $34.73	$3,295	0.00%	0.10% to 0.50%	16.98% to 34.81%

Vanguard VIF Total Stock Market Index Portfolio Sub-Account
2020	(ae)	125	$25.21 to $28.95	$34.59 to $34.70	$4,317	0.00%	0.10% to 0.60%	20.76% to 38.95%

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

concluded

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2020	177	$46.61 to $48.92	$44.09 to $46.51	$8,024	5.90%	0.10% to 0.60%	(5.40)% to (4.92)%
2019	177	$37.59 to $39.25	$46.61 to $48.92	$8,431	2.84%	0.10% to 0.60%	23.99% to 24.61%
2018	192	$41.34 to $42.46	$37.59 to $39.25	$7,368	5.54%	0.10% to 0.60%	(9.07)% to (7.20)%
2017	197	$37.54 to $38.43	$41.34 to $42.46	$8,281	3.77%	0.25% to 0.60%	10.11% to 10.49%
2016	201	$37.43 to $38.19	$37.54 to $38.43	$7,672	1.19%	0.25% to 0.60%	0.29% to 0.64%

Wanger International Sub-Account
2020	178	$71.04 to $75.45	$80.75 to $86.21	$14,878	2.03%	0.10% to 0.60%	13.68% to 14.25%
2019	183	$54.98 to $58.10	$71.04 to $75.45	$13,400	0.83%	0.10% to 0.60%	29.21% to 29.86%
2018	191	$67.20 to $69.61	$54.98 to $58.10	$10,777	2.08%	0.10% to 0.60%	(20.81)% to (17.91)%
2017	220	$50.87 to $52.50	$67.20 to $69.61	$15,153	1.20%	0.25% to 0.60%	32.12% to 32.58%
2016	211	$51.90 to $53.39	$50.87 to $52.50	$10,968	1.14%	0.25% to 0.60%	(2.00)% to (1.65)%

Wanger Select Sub-Account
2020	31	$61.75 to $65.59	$77.74 to $82.99	$2,529	0.79%	0.10% to 0.60%	25.90% to 26.53%
2019	33	$48.04 to $50.78	$61.75 to $65.59	$2,108	0.08%	0.10% to 0.60%	28.53% to 29.17%
2018	48	$55.18 to $57.16	$48.04 to $50.78	$2,393	0.17%	0.10% to 0.60%	(23.32)% to (12.63)%
2017	43	$43.83 to $45.24	$55.18 to $57.16	$2,458	0.18%	0.25% to 0.60%	25.91% to 26.35%
2016	46	$38.89 to $40.01	$43.83 to $45.24	$2,043	0.18%	0.25% to 0.60%	12.68% to 13.08%

Wanger USA Sub-Account
2020	27	$101.13 to $107.42	$124.88 to $133.31	$3,510	0.00%	0.10% to 0.60%	23.49% to 24.10%
2019	25	$77.60 to $82.02	$101.13 to $107.42	$2,601	0.28%	0.10% to 0.59%	30.32% to 30.97%
2018	26	$79.23 to $82.07	$77.60 to $82.02	$2,080	0.11%	0.10% to 0.60%	(15.02)% to (1.71)%
2017	16	$66.65 to $68.80	$79.23 to $82.07	$1,317	0.00%	0.25% to 0.60%	18.87% to 19.28%
2016	14	$58.98 to $60.67	$66.65 to $68.80	$959	0.00%	0.25% to 0.60%	13.01% to 13.40%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2020	724	$18.53 to $19.69	$19.77 to $21.11	$14,828	4.06%	0.10% to 0.60%	6.67% to 7.21%
2019	756	$16.30 to $17.23	$18.53 to $19.69	$14,454	5.21%	0.10% to 0.60%	13.70% to 14.27%
2018	830	$17.07 to $17.68	$16.30 to $17.23	$13,873	5.11%	0.10% to 0.60%	(4.50)% to (2.11)%
2017	853	$15.80 to $16.31	$17.07 to $17.68	$14,899	5.42%	0.25% to 0.60%	8.00% to 8.38%
2016	882	$13.75 to $14.15	$15.80 to $16.31	$14,223	5.36%	0.25% to 0.60%	14.92% to 15.32%

(a)	Does not include expenses of underlying fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2020. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2020.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(g)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(v)	Sub-account commenced operations on July 11, 2017.
(w)	Sub-account commenced operations on April 30, 2019.
(x)	Sub-account commenced operations on December 11, 2020.
(y)	Sub-account commenced operations on June 3, 2020.
(z)	Sub-account commenced operations on May 13, 2020.
(aa)	Sub-account commenced operations on May 12, 2020.
(ab)	Sub-account commenced operations on May 27, 2020.
(ac)	Sub-account commenced operations on May 14, 2020.
(ad)	Sub-account commenced operations on May 15, 2020.
(ae)	Sub-account commenced operations on May 12, 2020.

Note 6—subsequent events

The Delaware VIP Diversified Income Series—Standard Class was merged with LVIP Delaware Diversified Income Fund—Standard Class effective April 30, 2021.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-71

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company, which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Emphasis of matters

As discussed in Note 9 to the statutory-basis financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the statutory-basis financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

New York, New York

March 11, 2021

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2020	2019

ADMITTED ASSETS

Bonds	$11,168,305	$8,666,133

Preferred stocks	183	183

Cash, cash equivalents and short-term investments	282,344	279,379

Contract loans	43,089	39,827

Other long-term investments	4,810	4,689

Investment income due and accrued	90,841	75,394

Net deferred federal income tax asset	17,788	17,544

Reinsurance amounts receivable	4,531	8,601

Other assets	42,329	24,013

Separate account assets	4,106,499	4,022,073

Total admitted assets	$15,760,719	$13,137,836

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$10,723,935	$8,486,611

Asset valuation reserve	56,002	52,681

Interest maintenance reserve	32,341	16,160

Federal income tax payable to TIAA	6,703	3,223

Other amounts payable on reinsurance	9,226	9,432

Other liabilities	18,686	50,021

Separate account liabilities	4,095,043	4,009,171

Total liabilities	$14,941,936	$12,627,299

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	38,783	(269,463)

Total capital and surplus	818,783	510,537

Total liabilities, capital and surplus	$15,760,719	$13,137,836

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2020	2019	2018

REVENUES

Insurance and annuity premiums and other considerations	$369,414	$627,093	$692,435

Net investment income	353,764	306,108	270,010

Commissions and expense allowances on reinsurance ceded	10,615	15,729	18,777

Reserve adjustments on reinsurance ceded	(8,867)	6,029	16,144

Separate account fees and other revenues	18,691	24,455	26,613

Total revenues	$743,617	$979,414	$1,023,979

EXPENSES

Policy and contract benefits	$356,581	$382,263	$340,270

Increase/(decrease) in policy and contract reserves	(186,639)	400,597	244,207

Insurance expenses and taxes (excluding federal income taxes)	73,322	148,245	148,568

Commissions on premiums	7,531	18,919	24,437

Interest on deposit-type contracts	113,162	83,936	65,250

Net transfers to separate accounts	44,786	140,213	214,334

Total expenses	$408,743	$1,174,173	$1,037,066

Income (loss) before federal income tax and net realized capital gains (losses)	334,874	(194,759)	(13,087)

Federal income tax expense	18,634	3,653	2,364

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(4,721)	(9,371)	819

Net income (loss)	$311,519	$(207,783)	$(14,632)

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2017	$2,500	$457,500	$(48,459)	$411,541

Net income (loss)	—	—	(14,632)	(14,632)

Change in net unrealized capital gains (losses) on investments	—	—	(202)	(202)

Change in asset valuation reserve	—	—	(5,570)	(5,570)

Change in surplus in separate accounts	—	—	(349)	(349)

Change in liability for reinsurance in unauthorized companies	—	—	10,648	10,648

Change in net deferred income tax	—	—	4,947	4,947

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(5,180)	(5,180)

Deferred premium asset limitation	—	—	(1,927)	(1,927)

Other assets	—	—	1,608	1,608

Capital contribution	—	100,000	—	100,000

Balance, December 31, 2018	$2,500	$557,500	$(59,116)	$500,884

Net income (loss)	—	—	(207,783)	(207,783)

Change in asset valuation reserve	—	—	(195)	(195)

Change in surplus in separate accounts	—	—	(2,422)	(2,422)

Change in liability for reinsurance in unauthorized companies	—	—	(1,575)	(1,575)

Change in net deferred income tax	—	—	49,276	49,276

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(48,505)	(48,505)

Deferred premium asset limitation	—	—	830	830

Other assets	—	—	27	27

Capital contribution	—	220,000	—	220,000

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

Net income (loss)	—	—	311,519	311,519

Change in reserve on account of change in valuation basis	—	—	(4,574)	(4,574)

Change in asset valuation reserve	—	—	(3,321)	(3,321)

Change in surplus in separate accounts	—	—	(1,089)	(1,089)

Change in liability for reinsurance in unauthorized companies	—	—	4,217	4,217

Change in net deferred income tax	—	—	(48,432)	(48,432)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	48,676	48,676

Deferred premium asset limitation	—	—	1,275	1,275

Other assets	—	—	(25)	(25)

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory—basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2020	2019	2018

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$370,067	$619,203	$687,300

Net investment income	338,936	298,580	261,013

Separate account fees and other revenues	30,941	41,853	43,854

Total Receipts	739,944	959,636	992,167

Policy and contract benefits	363,787	375,875	304,039

Commissions and expenses paid	80,840	167,402	173,344

Federal income taxes paid	18,764	1,047	5,621

Net transfers to separate accounts	43,977	141,797	217,883

Total Disbursements	507,368	686,121	700,887

Net cash from operations	232,576	273,515	291,280

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	1,131,646	874,143	638,932

Other invested assets	—	—	1,000

Net gains on cash, cash equivalents and short-term investments	12	1	—

Miscellaneous proceeds	1,805	15,198	399

Cost of investments acquired:

Bonds	3,619,359	1,626,571	1,312,893

Net increase in contract loans	3,262	6,055	6,755

Miscellaneous applications	15,339	1	—

Net cash used in investments	(2,504,497)	(743,285)	(679,317)

CASH FROM FINANCING AND OTHER

Additional paid in capital	—	220,000	100,000

Net deposits on deposit-type contracts funds	2,307,362	353,547	339,319

Other cash provided (applied)	(32,476)	3,849	17,825

Net cash from financing and other	2,274,886	577,396	457,144

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	2,965	107,626	69,107

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	279,379	171,753	102,646

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$282,344	$279,379	$171,753

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2020	2019	2018

Net income (loss), New York SAP			$311,519	$(207,783)	$(14,632)

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(638)	1,381	1,140

Net income (loss), NAIC SAP			$310,881	$(206,402)	$(13,492)

Capital and surplus, New York SAP			$818,783	$510,537	$500,884

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	746	466	63

Separate Account Assets	56	Separate account assets	—	6,845	(33,873)

Separate Account Liabilities	56	Separate account liabilities	—	(8,414)	28,900

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6,476	7,114	5,734

Capital and surplus, NAIC SAP			$826,005	$516,548	$501,708

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Stable Value Separate Account (“SVSA”) products are accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151. During 2020, the contract backed by the Stable Value Separate Account-3 was terminated, the market value of the account was distributed, the liabilities were settled and the account was closed. As of December 31, 2020, there were no remaining balances within the SVSA product.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to antiselection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The Company’s risk based capital as of December 31, 2020 and 2019 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during March 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Company’s financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Company’s business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Long-term Investments: Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value, except the SVSA which supported book value separate account agreements, in which case the assets were accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2020	2019	Change

Net deferred tax assets	$30,987	$79,663	$(48,676)

Deferred premium assets	35,228	36,503	(1,275)

Sundry receivables	26	1	25

Total	$66,241	$116,167	$(49,926)

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2020	2019	2018

Exchange/restructure/transfer of bond investments	$213,446	$148,047	$168,869

Capitalized interest on bonds	$2,877	$2,461	$1,739

Interest credited on deposit-type contracts	$112,220	$83,808	$65,561

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Application of new accounting pronouncements:

In June 2016, the NAIC adopted substantive revisions to Statements of Statutory Accounting Principles (“SSAP”) No. 51R, Life Contracts (“SSAP 51R”) to facilitate the implementation of principles-based reserving (“PBR”), effective January 1, 2020. Under PBR, the Company is required to hold the higher of (a) the reserves for life using prescribed factors and (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The Company received a one year deferral on adopting PBR for life insurance from the Department and plans to request an exemption in 2021 as the Company no longer manufactures life insurance. As a result, the Company did not adopt PBR for life insurance during 2020. If the Company had adopted PBR for life insurance it would not have had a material impact to its financial statements.

In May 2020, the NAIC adopted modifications to SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP 3”) and SSAP 51R. The adoption provides revisions to SSAP 3 and SSAP 51R with a January 1, 2020 effective date. The revisions require disclosure of changes in the reserve valuation basis, as a result of the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”). Additionally, requirements for PBR for variable annuities are disclosed in a manner which is consistent with a change in valuation basis and with additional disclosures regarding the phase-in period. The Company adopted VM-21 during 2020 without a phase-in period and elected to use the factor based alternative method as of December 31, 2020. The Company included the related disclosure as seen in the following paragraph.

During 2020, the Company elected to change its method for calculating reserves on variable annuity products with guaranteed death benefits. This variable annuity product is subject to the NYDFS Regulation 213, Principle-Based Reserving (“Reg 213”) and the VM, which includes VM-21. Under Reg 213 and VM-21, reserves can be calculated with a modeled approach or a factor based alternative method. In order to simplify the calculation, the Company moved from a modeled approach to the factor based alternative method during 2020. The impact of this change was an opening surplus reduction of $4,574 thousand. In the prior year, reserves for life and health insurance, annuities and deposit-type contracts would have been higher by $4,574 thousand as of December 31, 2019 and the deficit would have been higher by $4,574 thousand. If this change in method had been adopted in 2019, the increase in policy and contract reserves would have been $12,329 thousand higher, resulting in a $12,329 thousand increase in net loss.

In November 2020, the NAIC adopted revisions to SSAP No. 43R, Loan-backed and Structured Securities, which were effective immediately. These revisions update the financial modeling guidance/mapping instructions for residential mortgage-backed securities (“RMBS”)/commercial mortgage-backed securities (“CMBS”) to ensure consistency with guidance recently adopted in the Purposes and Procedures Manual of the NAIC Investment Analysis Office (“P&P Manual”). The Company adopted this guidance, and it did not have a material impact to its financial statements.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2020
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$253,013	$10,724	$—	$263,737

All other governments	64,257	6,693	—	70,950

States, territories & possessions	29,742	3,119	—	32,861

Political subdivisions of states, territories, & possessions	8,207	1,301	—	9,508

Special revenue & special assessment, non-guaranteed agencies & government	1,048,484	60,616	(359)	1,108,741

Industrial & miscellaneous	9,750,877	1,232,018	(2,400)	10,980,495

Hybrids	13,725	999	—	14,724

Total	$11,168,305	$1,315,470	$(2,759)	$12,481,016

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2019
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$230,774	$5,047	$(54)	$235,767

All other governments	65,113	2,869	—	67,982

States, territories & possessions	34,710	2,677	—	37,387

Political subdivisions of states, territories, & possessions	16,563	750	—	17,313

Special revenue & special assessment, non-guaranteed agencies & government	797,600	23,852	(2,032)	819,420

Industrial & miscellaneous	7,507,648	563,545	(4,990)	8,066,203

Hybrids	13,725	1,029	—	14,754

Total	$8,666,133	$599,769	$(7,076)	$9,258,826

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2020

All other bonds	$188,714	$(2,083)	$186,631	$2,508	$(513)	$1,995

Loaned-backed and structured bonds	57,137	(151)	56,986	423	(13)	410

Total	$245,851	$(2,234)	$243,617	$2,931	$(526)	$2,405

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2019

All other bonds	$253,833	$(2,626)	$251,207	$55,905	$(2,086)	$53,819

Loaned-backed and structured bonds	233,491	(1,244)	232,247	115,175	(1,120)	114,055

Total	$487,324	$(3,870)	$483,454	$171,080	$(3,206)	$167,874

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2020		December 31, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$439,183	$444,456	$243,067	$244,229

Due after one year through five years	2,035,808	2,156,250	1,649,573	1,694,958

Due after five years through ten years	3,783,398	4,170,798	2,695,680	2,846,523

Due after ten years	3,364,536	4,091,381	2,821,641	3,193,633

Subtotal	9,622,925	10,862,885	7,409,961	7,979,343

Residential mortgage-backed securities	730,155	756,566	627,772	636,009

Commercial mortgage-backed securities	326,225	353,638	240,080	248,272

Asset-backed securities	489,000	507,927	388,320	395,202

Subtotal	1,545,380	1,618,131	1,256,172	1,279,483

Total	$11,168,305	$12,481,016	$8,666,133	$9,258,826

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2020		2019

NAIC 1 and 2	$11,162,826	100.0%	$8,641,404	99.7%

NAIC 3 through 6	5,479	0.0	24,729	0.3

Total	$11,168,305	100.0%	$8,666,133	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2020	2019

Finance and financial services	24.8%	20.1%

Manufacturing	18.0%	17.3%

Public utilities	12.4%	12.7%

Residential mortgage-backed securities	6.6%	7.2%

Services	5.1%	5.3%

Real estate investment trusts	4.9%	5.8%

Oil and gas	4.6%	6.1%

Asset-backed securities	4.4%	4.5%

Revenue and special obligations	4.2%	3.4%

Transportation	3.5%	4.8%

Communications	3.4%	3.6%

Commercial mortgage-backed securities	2.9%	2.8%

Retail & wholesale trade	2.9%	2.6%

U.S. governments	1.2%	2.5%

Other governments	0.6%	0.8%

Mining	0.5%	0.5%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Bonds	$360,856	$313,669	$281,016

Other long-term investments	339	340	555

Cash, cash equivalents and short-term investments	416	1,167	879

Contract loans	1,921	1,700	1,327

Total gross investment income	363,532	316,876	283,777

Investment expenses	(12,287)	(12,069)	(14,906)

Net investment income before amortization/(accretion) of IMR	351,245	304,807	268,871

Amortization/(accretion) of IMR	2,519	1,301	1,139

Net investment income	$353,764	$306,108	$270,010

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Bonds	$17,576	$(279)	$(1,883)

Cash, cash equivalent and short-term investments	12	1	—

Total before capital gain (loss) tax and transfers to IMR, net of taxes	17,588	(278)	(1,883)

Transfers to IMR, net of taxes	(18,699)	(6,292)	1,488

Capital gain/loss tax benefit (expense)	(3,610)	(2,801)	1,214

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(4,721)	$(9,371)	$819

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2020	2019	2018

Other-than-temporary impairments:

Bonds	$916	$9,477	$5,868

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2020	2019	2018

Proceeds from sales	$424,785	$219,451	$129,264

Gross gains on sales	$19,345	$5,466	$4,752

Gross losses on sales	$8,885	$1,362	$839

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2020 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$12,481,016	$11,168,305	$—	$12,469,817	$11,199

Preferred stock	3,725	183	3,725	—	—

Other long-term investments	6,003	4,667	—	6,003	—

Separate account assets	4,106,499	4,106,499	4,083,823	22,676	—

Contract loans	43,089	43,089	—	—	43,089

Cash, cash equivalent & short term investments	282,322	282,344	31,275	251,047	—

Total	$16,922,654	$15,605,087	$4,118,823	$12,749,543	$54,288

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$6,961,431	$6,961,431	$—	$—	$6,961,431

Separate account liabilities	4,095,043	4,095,043	—	—	4,095,043

Total	$11,056,474	$11,056,474	$—	$—	$11,056,474

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2019 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$9,258,826	$8,666,133	$—	$9,243,691	$15,135

Preferred stock	5,149	183	5,149	—	—

Other long-term investments	5,847	4,689	—	5,847	—

Separate account assets	4,028,918	4,022,073	3,596,767	432,151	—

Contract loans	39,827	39,827	—	—	39,827

Cash, cash equivalent & short term investments	279,385	279,379	25,834	253,551	—

Total	$13,617,952	$13,012,284	$3,627,750	$9,935,240	$54,962

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$4,541,418	$4,541,418	$—	$—	$4,541,418

Separate account liabilities	4,009,171	4,009,171	—	—	4,009,171

Total	$8,550,589	$8,550,589	$—	$—	$8,550,589

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2020 and 2019. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Other long-term investments in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash equivalents in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

	2020
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$4,083,823	$22,676	$—	$4,106,499

Total assets at fair value	$4,083,823	$22,676	$—	$4,106,499

Total liabilities at fair value	$—	$—	$—	$—

	2019
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$3,594,183	$31,909	$—	$3,626,092

Total assets at fair value	$3,594,183	$31,909	$—	$3,626,092

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2020 and 2019, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company (in thousands):

	2020
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,044	$—	$—	$—	$8,044	$8,112	$(68)	$—	$8,044	0.051%	0.051%

	2019
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non Admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,112	$—	$—	$—	$8,112	$8,174	$(62)	$—	$8,112	0.061%	0.062%

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading

Ordinary new business	$—	$—	$1,544	$1,595

Ordinary renewal	21,452	57,093	20,533	56,753

Total	$21,452	$57,093	$22,077	$58,348

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2020, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

The Company’s Stable Value Separate Account-3 (“SVSA-3”) was established on November 13, 2013, as a non-unitized guaranteed separate accounts that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The guaranteed investment contracts (“GICs”) backed by the SVSA-3 were terminated effective February 5, 2020. The market value of the account was distributed, and the liabilities were settled. The account was subsequently closed in 2020. The assets of this account were carried at amortized cost.

SVSA accounts supported contracts issued as one of several vehicles for stable value funds. Participant withdrawals from the stable value fund were typically funded through the stable value fund’s cash buffer account which was held outside of the contract. In the event that the stable value fund’s cash buffer account was insufficient to pay participant and plan sponsor withdrawals, the sponsor of the stable value fund could have requested that the Company’s pro-rata share of such excess amounts be paid from the Company’s contract. Certain participant withdrawals requested from the Company’s contract were paid at book value and others were paid at the lesser of book value or market value. Plan Sponsor withdrawals from the stable value fund were typically paid (to the extent the fund’s cash buffer account is insufficient) at book value as long as 12 months advance notice was provided by the plan sponsor.

SVSA contracts utilized an interest crediting formula that included a guaranteed crediting rate adjusted for the market value of the separate account assets over a period reflecting the duration of such assets.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

TIAA Life SVSA-3	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2020		2019
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$369,281	$—	$304,014	$—

TIAA Life VLI-2	237,305	—	204,996	—

TIAA Life VA-1	3,469,484	—	3,084,145	—

TIAA Life MVA-1	—	30,429	—	32,936

TIAA Life SVSA-3	—	—	395,982	—

Total	$4,076,070	$30,429	$3,989,137	$32,936

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$10	$—	$245,872	$245,882

Reserves

For accounts with assets at:

Fair value	$18,639	$—	$4,072,644	$4,091,283

Amortized cost	—	—	—	—

Total reserves	$18,639	$—	$4,072,644	$4,091,283

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,359	$—	$—	$18,359

At fair value	—	—	4,072,644	4,072,644

Not subject to discretionary withdrawal	280	—	—	280

Total reserves	$18,639	$—	$4,072,644	$4,091,283

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2019
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$1,623	$—	$371,445	$373,068

Reserves

For accounts with assets at:

Fair value	$21,367	$—	$3,587,488	$3,608,855

Amortized cost	388,268	—	—	388,268

Total reserves	$409,635	$—	$3,587,488	$3,997,123

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$21,247	$—	$—	$21,247

At fair value	388,268	—	3,587,488	3,975,756

Not subject to discretionary withdrawal	120	—	—	120

Total reserves	$409,635	$—	$3,587,488	$3,997,123

	2018
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$1,582	$—	$414,636	$416,218

Reserves

For accounts with assets at:

Fair value	$19,302	$16,557	$2,834,612	$2,870,471

Amortized cost	2,105,121	—	—	2,105,121

Total reserves	$2,124,423	$16,557	$2,834,612	$4,975,592

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,802	$16,557	$—	$35,359

At fair value	2,105,121	—	2,834,612	4,939,733

Not subject to discretionary withdrawal	500	—	—	500

Total reserves	$2,124,423	$16,557	$2,834,612	$4,975,592

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$244,999	$369,654	$420,769

Transfers from separate accounts	(199,564)	(229,333)	(206,366)

Net transfers to separate accounts	45,435	140,321	214,403

Reconciling adjustments:

Fund transfer exchange gain (loss)	(649)	(108)	(69)

Transfers as reported in the Company’s Statements of Operations	$44,786	$140,213	$214,334

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 9—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2020	2019	2018

Payments to TIAA

Operating expenses	$51,067	$117,015	$114,861

Investment expenses	12,109	11,755	14,490

Total	$63,176	$128,770	$129,351

TAL also provides investment advisory services and other administrative services for all of the Company’s insurance separate accounts, including GIC separate accounts, in accordance with an Investment Management Agreement. During 2020, the contracts backed by the SVSA-3 were terminated, resulting in lower investment advisory services from TAL.

Payments made to TAL for services for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Payments to TAL	$145	$2,251	$3,198

Nuveen Securities, LLC (“NS”), an indirect subsidiary of TIAA’s wholly owned subsidiary Nuveen, LLC, and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Payments to NS and Services	$4,329	$15,974	$16,834

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2020	2019	2018

Payments to TFI	$17,286	$12,880	$13,395

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2020, there were no contributions from TIAA to the Company. During 2019, TIAA contributed $220,000 thousand in capital to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 2, 2021. As of December 31, 2020, $30,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

At December 31, 2020 or 2019, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2020	2019

Amounts due to Parent and affiliates	$8,422	$22,383

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 10—federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2020 or December 31, 2019.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2020			2019			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$49,847	$3,187	$53,034	$97,920	$3,543	$101,463	$(48,073)	$(356)	$(48,429)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	49,847	3,187	53,034	97,920	3,543	101,463	(48,073)	(356)	(48,429)

d) Deferred tax assets non-admitted	27,845	3,142	30,987	76,165	3,498	79,663	(48,320)	(356)	(48,676)

e) Subtotal net admitted deferred tax asset (c–d)	22,002	45	22,047	21,755	45	21,800	247	—	247

f) Deferred tax liabilities	4,214	45	4,259	4,211	45	4,256	3	—	3

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$17,788	$—	$17,788	$17,544	$—	$17,544	$244	$—	$244

	2020			2019			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	17,788	—	17,788	17,544	—	17,544	244	—	244

1. Adjusted gross DTA expected to be realized following the balance sheet date	17,788	—	17,788	17,544	—	17,544	244	—	244

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	120,149	XXX	XXX	73,949	XXX	XXX	46,200

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	4,214	45	4,259	4,211	45	4,256	3	—	3

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$22,002	$45	$22,047	$21,755	$45	$21,800	$247	$—	$247

	2020	2019

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,316%	892%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$800,995	$492,993

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	12/31/2020		12/31/2019		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$49,847	$3,187	$97,920	$3,543	$(48,073)	$(356)

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$22,002	$45	$21,755	$45	$247	$—

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2020	2019	2018

Current Income Tax:

Federal income tax expense	$18,948	$4,899	$2,301

Foreign taxes	—	—	—

Subtotal	$18,948	$4,899	$2,301

Federal income taxes expense/(benefit) on net capital gains/(losses)	3,610	2,801	(1,214)

Other	(314)	(1,246)	63

Federal and foreign income tax expense	$22,244	$6,454	$1,150

	12/31/2020	12/31/2019	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$7,320	$53,451	$(46,131)

Deferred acquisition costs	41,844	42,435	(591)

Receivables—non-admitted	—	1	(1)

Other (including items < 5% of total ordinary tax assets)	683	2,033	(1,350)

Subtotal	$49,847	$97,920	$(48,073)

Non-admitted	27,845	76,165	(48,320)

Admitted ordinary deferred tax assets	$22,002	$21,755	$247

Capital:

Investments	$3,187	$3,543	$(356)

Net capital loss carry-forward	—	—	—

Subtotal	$3,187	$3,543	$(356)

Statutory valuation allowance adjustment	—	—	—

Non-admitted	3,142	3,498	(356)

Admitted capital deferred tax assets	45	45	—

Admitted deferred tax assets	$22,047	$21,800	$247

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$3,398	$4,077	$(679)

Other (including items<5% of total ordinary tax liabilities)	816	134	682

Subtotal	$4,214	$4,211	$3

Capital:

Investments	45	45	—

Deferred tax liabilities	$4,259	$4,256	$3

Net Admitted Deferred Tax Assets/Liabilities	$17,788	$17,544	$244

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2020, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$74,017	21.00%

Dividends received deduction	(1,513)	(0.43)%

Separate Account Guaranteed Investment Contract—ordinary income & capital gains	(1,619)	(0.46)%

Amortization of interest maintenance reserve	(529)	(0.15)%

Tax-exempt interest	(74)	(0.02)%

Liability for unauthorized reinsurance	886	0.25%

Prior year true-up	(502)	(0.14)%

Nonadmitted assets and other permanent differences	10	—%

Total statutory income taxes	$70,676	20.05%

Federal and foreign income tax expense—ordinary	$18,634	5.29%

Federal and foreign income tax expense—capital	3,610	1.02%

Change in net deferred income tax charge (benefit)	48,432	13.74%

Total statutory income taxes	$70,676	20.05%

At December 31, 2020, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2018	$—	$—	$—

2019	—	2,801	2,801

2020	—	3,610	3,610

Total	$—	$6,411	$6,411

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc.*

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) Oleum Holding Company, Inc.

16) T-C Europe Holding, Inc.

17) T-C SP, Inc.

18) Teachers Insurance and Annuity Association of America

19) Terra Land Company

20) TIAA Board of Overseers

21) TIAA-CREF Tuition Financing, Inc.

22) TIAA Commercial Finance, Inc.

23) TIAA FSB Holdings, Inc.

24) TIAA, FSB

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

25) Tygris Asset Finance, Inc.

26) Tygris Commercial Finance Group, Inc.

27) Westchester Group Asset Management, Inc.

28) Westchester Group Farm Management, Inc.

29) Westchester Group Investment Management Holding Company, Inc.

30) Westchester Group Investment Management, Inc.

31) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2014 through 2016 are currently under examination by the Internal Revenue Service (“IRS”), and tax years 2017 through 2019 are open for examination.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follow VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits, in order to simplify the reserve methodology. Prior to 2020, the Company’s policy and contract reserves on these variable annuity products were calculated under a modeled based method in accordance with Actuarial Guideline 43 (“AG43”). This change in valuation basis was recorded as an opening surplus adjustment in the amount of $4,575 thousand. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The final reported reserve for variable annuities is the greater of those prescribed under VM-21 and Regulation 213.

The Company also maintains excess reserves based on VM-21 and Regulation 213 at the level of $2,853 thousand as of December 31, 2020 and $217 thousand under the former AG43 as of December 31, 2019. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and maintains additional reserves of $0 thousand and $225,000 thousand for 2020 and 2019, respectively. The reserve change in 2020 is due to the release of the additional reserves established in 2019 as no additional reserves were required as a result of year-end 2020 asset adequacy analysis. The year end 2020 asset adequacy analysis included favorable mortality experience, growth in the guaranteed funding agreement business, which has low guaranteed crediting rates, and continued expense reductions. The reserve change in 2019 is due to additional reserves established as a result of year-end 2019 asset adequacy analysis. During 2019, the NYDFS included certain requirements for asset adequacy analysis, which included the removal of profits from reinsurance agreements from cash flow testing analysis, which were a driver of the additional reserve amounts.

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands). For the years ended December 31, 2020 and 2019, the Company did not have any Group Annuity reserves.

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$18,359	$—	$18,359	0.5%

At fair value	—	—	3,420,428	3,420,428	73.9%

Total with market value adjustment or at fair value	$—	$18,359	$3,420,428	$3,438,787	74.4%

At book value without adjustment (minimal or no charge or adjustment)	1,074,748	—	—	1,074,748	23.2%

Not subject to discretionary withdrawal	112,476	—	—	112,476	2.4%

Total (direct + assumed)	$1,187,224	$18,359	$3,420,428	$4,626,011	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,187,224	$18,359	$3,420,428	$4,626,011

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$21,247	$—	$21,247	0.5%

At fair value	—	—	3,050,821	3,050,821	70.9%

Total with market value adjustment or at fair value	$—	$21,247	$3,050,821	$3,072,068	71.4%

At book value without adjustment (minimal or no charge or adjustment)	1,126,620	—	—	1,126,620	26.1%

Not subject to discretionary withdrawal	105,769	—	—	105,769	2.5%

Total (direct + assumed)	$1,232,389	$21,247	$3,050,821	$4,304,457	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,232,389	$21,247	$3,050,821	$4,304,457

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$50,503	$50,503	0.7%

At book value without adjustment (minimal or no charge or adjustment)	6,830,548	—	—	6,830,548	97.4%

Not subject to discretionary withdrawal	130,883	—	—	130,883	1.9%

Total (direct + assumed)	$6,961,431	$—	$50,503	$7,011,934	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$6,961,431	$—	$50,503	$7,011,934

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$388,268	$33,452	$421,720	8.5%

At book value without adjustment (minimal or no charge or adjustment)	4,424,330	—	—	4,424,330	89.1%

Not subject to discretionary withdrawal	117,088	—	—	117,088	2.4%

Total (direct + assumed)	$4,541,418	$388,268	$33,452	$4,963,138	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$4,541,418	$388,268	$33,452	$4,963,138

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2020
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,994,484	$1,994,587	$2,008,324

Variable Universal Life	354,108	349,831	361,185

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	636,514

Disability—Active Lives	—	—	11,637

Disability—Disabled Lives	—	—	1,832

Miscellaneous Reserves	—	—	26,484

Total (direct + assumed)	$2,348,592	$2,344,418	$3,045,976

Reinsurance Ceded	—	—	485,319

Total (net)	$2,348,592	$2,344,418	$2,560,657

	2019
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,936,539	$1,936,619	$1,947,429

Variable Universal Life	343,668	338,470	350,628

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	625,381

Disability—Active Lives	—	—	10,980

Disability—Disabled Lives	—	—	1,746

Miscellaneous Reserves	—	—	250,812

Total (direct + assumed)	$2,280,207	$2,275,089	$3,186,976

Reinsurance Ceded	—	—	486,781

Total (net)	$2,280,207	$2,275,089	$2,700,195

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2020
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$606,752	$601,713	$601,722

Reinsurance Ceded	—	—	—

Total (net)	$606,752	$601,713	$601,722

	2019
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$509,114	$503,216	$503,216

Reinsurance Ceded	—	—	—

Total (net)	$509,114	$503,216	$503,216

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3.5% through 4.5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2020 or 2019. The Company has $42,700,019 thousand and $44,684,134 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2020 and 2019, respectively. Premium deficiency reserves related to the above insurance total $10,263 thousand and $10,648 thousand at December 31, 2020 and 2019, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018

Direct premiums	$461,858	$730,552	$801,098

Ceded premiums	(92,444)	(103,459)	(108,663)

Net premiums	$369,414	$627,093	$692,435

The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements include (in thousands):

	2020	2019	2018

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$92,444	$103,459	$108,663

Policy and contract benefits	65,063	55,040	51,237

Increase in policy and contract reserves	4,310	14,788	5,395

Reserves for life and health, annuities and deposit-type contracts	622,996	617,187	599,519

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2020	2019	2018

Change in net unrealized capital gains (losses)	$—	$—	$(202)

Change in reserve on account of change in valuation basis	(4,574)	—	—

Change in asset valuation reserve	(3,321)	(195)	(5,570)

Change in net deferred federal income tax	(48,432)	49,276	4,947

Change in non-admitted assets	49,926	(47,648)	(5,499)

Change in liability for reinsurance of unauthorized companies	4,217	(1,575)	10,648

Change in surplus of separate accounts	(1,089)	(2,422)	(349)

As of December 31, 2020 and 2019, there was no portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes.

The Company received no additional paid-in capital contributions for the year ended December 31, 2020. The Company received additional paid-in capital contributions from TIAA of $220,000 thousand and $100,000 thousand for the years ended December 31, 2019 and 2018, respectively.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company did not pay dividends to its shareholder for the years ended December 31, 2020 and 2019.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2021, the date the financial statements were available to be issued.

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials